UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-7123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	08/31
Date of reporting period:	02 /29/2012

ADVANTAGE FUNDS, INC.

-        DREYFUS INTERNATIONAL VALUE FUND

-        DREYFUS OPPORTUNISTIC MIDCAP VALUE FUND

-        DREYFUS OPPORTUNISTIC SMALL CAP FUND

-        DREYFUS OPPORTUNISTIC U.S. STOCK FUND

-        DREYFUS STRATEGIC VALUE FUND

-        DREYFUS STRUCTURED MIDCAP FUND

-        DREYFUS TECHNOLOGY GROWTH FUND

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
International
Value Fund

SEMIANNUAL REPORT February 29, 2012

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
21	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
International Value Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus International Value Fund, covering the six-month period from September 1, 2011, through February 29, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International stock markets faltered in the midst of heightened volatility at the start of the reporting period, when investors fled riskier assets due to adverse macroeconomic developments ranging from the resurgence of a sovereign debt crisis in Europe to fears of a slowdown in China. These factors triggered a rally among traditional safe havens, while riskier assets such as stocks suffered. Fortunately, better economic news in October helped to reverse the trend, and the world’s equity markets staged mild rallies over the remainder of the reporting period as China appeared headed for a soft landing and European policymakers moved closer to resolving some of the region’s debt problems.

Our economic forecast calls for sluggish growth for the global economy in 2012, but with sharp differences among individual markets. Accommodative monetary policies throughout the world should help avoid a full-blown global recession, but risks remain with regard to financial stresses in Europe, the Chinese property market and oil supply vulnerabilities in the Middle East. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
March 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2011, through February 29, 2012, as provided by D. Kirk Henry, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended February 29, 2012, Dreyfus International Value Fund’s Class A shares produced a total return of 1.44%, Class B shares returned 1.05%, Class C shares returned 1.11% and Class I shares returned 1.78%.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE Index”), produced a total return of 4.13% for the same period.2

International stocks suffered steep losses early in the reporting period in response to various macroeconomic concerns, but they later advanced when investors’ worries eased. The fund produced lower returns than its benchmark, as the valuation factors considered by our investment process fared poorly in this turbulent market environment.

The Fund’s Investment Approach

The fund seeks long-term capital growth.The fund ordinarily invests most of its assets in securities of foreign companies which Dreyfus considers to be value companies.

The fund’s investment approach is value-oriented and research-driven. In selecting stocks, we attempt to identify potential investments through extensive quantitative and fundamental research. Emphasizing individual stock selection over economic or industry trends, the fund focuses on three key factors: value, or how a stock is valued relative to its intrinsic worth based on traditional value measures; business health, or overall efficiency and profitability as measured by return on assets and return on equity; and business momentum, or the presence of a catalyst (such as corporate restructuring, change in management or spin-off) that will trigger a price increase near term to midterm.

The fund typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of our expectations.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Macroeconomic Developments Drove International Markets

When the reporting period began, international markets were reeling from the impact of a sovereign debt crisis in Greece that threatened to spread to other members of the European Union, uncertainties regarding the strength of the U.S. economy and the potential effects of inflation-fighting efforts in certain emerging markets.These concerns led investors to flock to traditional safe havens, with little consideration for underlying valuations. Consequently, global equity markets moved sharply lower in September 2011.

After a series of volatile swings, international markets began a steady advance in late December, when the European Central Bank initiated a program to shore up the region’s troubled banks.The rebound was bolstered in early 2012 by encouraging U.S. economic news and signs of lower inflation and continued growth in emerging markets.

Valuations Disregarded During the Downturn

Early in the reporting period, stocks of companies facing even minor or temporary business setbacks often plunged, regardless of underlying fundamentals. Most notably, in the United Kingdom, personal products maker Unilever, catalog sales company Home Retail Group, and global food retailer Tesco all came under pressure as consumer spending slumped. Belgium-based supermarket chain Delhaize Group was also pressured by reduced consumer spending and increased competition. In Italy, oil refiner Saras was undermined by unrest in Libya, a source of much of the company’s crude oil, while aerospace contractor Finmeccanica faced tightening international defense budgets. Finally, in Hong Kong, apparel maker Esprit Holdings launched a significant restructuring under new management and did not report positive results until early 2012.

Several of the fund’s top performers were based in Japan, including pharmaceutical distributor MediPal Holdings, financial firms Nomura Holdings and Mitsubishi UFJ Financial Group, automobile exporter Toyota Motor, semiconductor manufacturer Tokyo Electron and domestic retailer Seven & I Holdings. In Israel, generic drug maker Teva Pharmaceutical Industries rose on strong quarterly earnings. In the Netherlands, insurer and asset manager Aegon rallied along with

4

equity markets, while beverage producer Heineken benefited from better than expected earnings. In Germany, pharmaceutical maker Bayer and utilities E.ON and RWE also fared relatively well. The fund’s exposure to companies in emerging markets, such as China, Brazil, India and South Korea, further enhanced relative performance during the final months of the reporting period.

Finding Attractive Opportunities Across the Globe

As of the end of the reporting period, we have been encouraged by signs that investors are paying greater attention to the company fundamentals that lie at the heart of our stock selection process. Although European financial conditions have remained unsettled, we have found attractive individual investment opportunities across the globe with the kinds of valuation, business growth and momentum factors we seek. Relative to the MSCI EAFE Index, the fund currently holds a large number of stocks from Germany and France, and few from the United Kingdom.

March 15, 2012

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging market countries. Please read the prospectus for further discussion of these risks.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through September 30, 2012, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe,Australasia, Far East
(MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries.The Index does not take into account fees and expenses to which the fund is subject. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Value Fund from September 1, 2011 to February 29, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 29, 2012

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$7.66	$10.70	$11.30	$5.42
Ending value (after expenses)	$1,014.40	$1,010.50	$1,011.10	$1,017.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 29, 2012

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$7.67	$10.72	$11.31	$5.42
Ending value (after expenses)	$1,017.26	$1,014.22	$1,013.63	$1,019.49

† Expenses are equal to the fund’s annualized expense ratio of 1.53% for Class A, 2.14% for Class B, 2.26% for
Class C and 1.08% for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
February 29, 2012 (Unaudited)

Common Stocks—97.4%	Shares	Value ($)
Australia—4.4%
Australia & New Zealand Banking Group	76,850	1,809,079
BlueScope Steel	484,227	218,111
Nufarm	212,332[a]	1,074,822
Primary Health Care	423,096	1,420,242
Qantas Airways	347,690[a]	645,086
QBE Insurance Group	157,720	1,970,570
Toll Holdings	207,175	1,259,794
		8,397,704
Belgium—1.0%
Delhaize Group	33,320	1,831,406
Brazil—1.9%
Banco Santander Brasil, ADS	128,240	1,369,603
Petroleo Brasileiro, ADR	41,740	1,245,522
Tele Norte Leste Participacoes, ADR	92,470	993,128
		3,608,253
China—3.1%
Beijing Capital International Airport, Cl. H	1,722,000	859,202
China Dongxiang Group	3,065,000	584,848
China Railway Group, Cl. H	1,517,000	616,094
Foxconn International Holdings	1,256,000[a]	882,546
Guangzhou Automobile Group, Cl. H	864,194	1,019,491
Huaneng Power International, Cl. H	1,730,000	1,108,545
PetroChina, ADR	5,891	885,005
		5,955,731
Finland—1.3%
Nokia	476,550	2,501,541
France—12.2%
Alstom	38,870	1,674,779
Carrefour	121,560	3,047,988
Credit Agricole	108,410	694,299
Danone	13,700	926,865

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
France (continued)
EDF	46,910	1,169,656
France Telecom	187,085	2,855,203
GDF Suez	70,500	1,828,766
Sanofi	47,091	3,482,669
Societe Generale	52,024	1,680,809
Total	80,380	4,496,731
Vivendi	66,422	1,426,527
		23,284,292
Germany—9.3%
Aixtron	65,170	1,082,288
Allianz	12,670	1,536,612
Bayer	24,920	1,842,655
Celesio	61,640	1,141,512
Daimler	19,996	1,209,356
Deutsche Bank	48,400	2,260,468
Deutsche Telekom	113,320	1,322,555
E.ON	153,590	3,532,910
Muenchener Rueckversicherungs	9,140	1,332,800
RWE	25,128	1,144,951
Siemens	14,210	1,417,251
		17,823,358
Greece—.6%
Coca-Cola Hellenic Bottling	63,320[a]	1,189,496
Hong Kong—3.4%
China Mobile, ADR	16,080	852,401
Esprit Holdings	1,230,170	2,759,722
Hang Seng Bank	152,500	2,135,259
Pacific Basin Shipping	1,292,000	672,969
		6,420,351

8

Common Stocks (continued)	Shares	Value ($)
India—.6%
Reliance Industries, GDR	35,794[b]	1,177,623
Israel—1.8%
Teva Pharmaceutical Industries, ADR	77,500	3,472,775
Italy—2.2%
ENI	36,245	835,888
Finmeccanica	184,606	934,122
Saras	1,771,750[a]	2,485,615
		4,255,625
Japan—20.4%
Denso	45,600	1,507,285
East Japan Railway	20,700	1,326,695
Fujitsu	200,000	1,085,004
INPEX	221	1,568,668
Kao	60,800	1,554,966
Kirin Holdings	76,000	893,788
Matsumotokiyoshi Holdings	66,500	1,370,248
Mitsubishi UFJ Financial Group	662,100	3,420,864
Nippon Electric Glass	79,000	738,590
Nippon Express	339,000	1,330,311
Nomura Holdings	169,600	782,384
Panasonic	164,700	1,537,794
Ricoh	195,800	1,799,269
Sekisui House	113,000	1,070,365
Seven & I Holdings	45,800	1,265,430
Shimachu	39,900	884,485
Shin-Etsu Chemical	43,420	2,326,167
Sumitomo Mitsui Financial Group	86,900	2,947,267
Sumitomo Mitsui Trust Holdings	344,560	1,195,300
Taiyo Nippon Sanso	209,000	1,380,650

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Tokyo Electron	25,700	1,425,846
Tokyo Gas	216,000	985,804
Tokyo Steel Manufacturing	237,200	1,990,041
Toyota Motor	101,700	4,197,361
Yamaha Motor	34,700	497,727
		39,082,309
Netherlands—3.7%
Aegon	246,355[a]	1,289,903
Heineken	25,270	1,334,235
Koninklijke Philips Electronics	136,319	2,861,395
Royal Dutch Shell, Cl. A	43,739	1,596,405
		7,081,938
Norway—.4%
Norsk Hydro	118,718	713,659
Russia—.4%
Gazprom, ADR	59,840	792,880
Singapore—2.2%
DBS Group Holdings	278,539	3,162,558
United Overseas Bank	75,654	1,091,876
		4,254,434
South Africa—1.1%
Murray & Roberts Holdings	183,040[a]	706,629
Standard Bank Group	92,090	1,355,370
		2,061,999
South Korea—2.0%
KB Financial Group, ADR	16,964	625,123
Korea Electric Power	21,400[a]	480,136
Korea Electric Power, ADR	57,744	643,846
Korea Exchange Bank	179,150	1,305,122
KT, ADR	18,990	279,343
SK Telecom, ADR	35,330	510,519
		3,844,089

10

Common Stocks (continued)	Shares	Value ($)
Spain—.3%
Gamesa Corp Tecnologica	202,542	643,856
Sweden—3.4%
Husqvarna, Cl. B	135,020	812,552
Investor, Cl. B	53,860	1,199,005
Svenska Cellulosa, Cl. B	90,670	1,619,694
Telefonaktiebolaget LM Ericsson, Cl. B	276,030	2,772,064
		6,403,315
Switzerland—6.7%
Adecco	22,170[a]	1,111,073
Lonza Group	23,050[a]	1,197,724
Novartis	75,786	4,128,984
Roche Holding	22,840	3,976,235
UBS	168,318[a]	2,353,512
		12,767,528
Taiwan—.5%
United Microelectronics	1,905,720	1,004,853
United Kingdom—14.5%
Anglo American	77,092	3,249,471
BP	320,411	2,509,949
Home Retail Group	1,004,436	1,629,903
HSBC Holdings	725,937	6,413,071
Lonmin	125,472	2,201,718
Reed Elsevier	100,721	882,098
Resolution	259,194	1,109,217
Royal Dutch Shell, Cl. A	85,669	3,116,265
Smith & Nephew	146,310	1,438,474
Tesco	186,238	936,553
Unilever	80,432	2,598,832
Vodafone Group	567,228	1,528,207
		27,613,758
Total Common Stocks
(cost $231,509,386)		186,182,773

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—2.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,200,000)	4,200,000[c]	4,200,000

Total Investments (cost $235,709,386)	99.6%	190,382,773
Cash and Receivables (Net)	.4%	706,391
Net Assets	100.0%	191,089,164

ADR—American Depository Receipts
ADS—American Depository Shares
GDR—Global Depository Receipts
a Non-income producing security.
b Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At February 29, 2012, this security amounted to $1,177,623 or .6% of net assets.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	22.4	Information Technology	7.0
Consumer Discretionary	12.0	Industrial	6.9
Health Care	10.9	Utilities	5.7
Energy	10.8	Telecommunications	4.4
Consumer Staples	8.9	Money Market Investment	2.2
Materials	8.4		99.6

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2012 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			231,509,386	186,182,773
Affiliated issuers			4,200,000	4,200,000
Cash				25,932
Cash denominated in foreign currencies			1,160,636	1,158,338
Dividends receivable				566,957
Receivable for investment securities sold				142,460
Receivable for shares of Common Stock subscribed				31,464
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4				179
Prepaid expenses				32,903
				192,341,006
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				200,125
Payable for investment securities purchased				504,355
Payable for shares of Common Stock redeemed				463,190
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4				3,499
Accrued expenses				80,673
				1,251,842
Net Assets ($)				191,089,164
Composition of Net Assets ($):
Paid-in capital				313,427,451
Accumulated undistributed investment income—net				497,195
Accumulated net realized gain (loss) on investments				(77,508,825)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions				(45,326,657)
Net Assets ($)				191,089,164

Net Asset Value Per Share
	Class A	Class B	Class C	Class I
Net Assets ($)	96,041,963	166,552	10,287,390	84,593,259
Shares Outstanding	9,128,077	15,682	986,267	8,075,586
Net Asset Value Per Share ($)	10.52	10.62	10.43	10.48

See notes to financial statements.

The Fund	13

STATEMENT OF OPERATIONS
Six Months Ended February 29, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $165,166 foreign taxes withheld at source):
Unaffiliated issuers	1,929,707
Affiliated issuers	498
Total Income	1,930,205
Expenses:
Management fee—Note 3(a)	926,821
Shareholder servicing costs—Note 3(c)	243,835
Professional fees	49,765
Custodian fees—Note 3(c)	39,179
Distribution fees—Note 3(b)	39,015
Registration fees	20,752
Prospectus and shareholders’ reports	17,789
Directors’ fees and expenses—Note 3(d)	6,585
Loan commitment fees—Note 2	1,276
Interest expense—Note 2	169
Miscellaneous	15,027
Total Expenses	1,360,213
Less—reduction in management fee due to undertaking—Note 3(a)	(92,682)
Less—reduction in fees due to earnings credits—Note 3(c)	(21)
Net Expenses	1,267,510
Investment Income—Net	662,695
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(6,715,811)
Net realized gain (loss) on forward foreign currency exchange contracts	(9,539)
Net Realized Gain (Loss)	(6,725,350)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	6,194,750
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(2,699)
Net Unrealized Appreciation (Depreciation)	6,192,051
Net Realized and Unrealized Gain (Loss) on Investments	(533,299)
Net Increase in Net Assets Resulting from Operations	129,396

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2012	Year Ended
	(Unaudited)	August 31, 2011
Operations ($):
Investment income—net	662,695	5,000,966
Net realized gain (loss) on investments	(6,725,350)	24,302,402
Net unrealized appreciation
(depreciation) on investments	6,192,051	(17,601,048)
Net Increase (Decrease) in Net Assets
Resulting from Operations	129,396	11,702,320
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(2,772,444)	(1,435,975)
Class C Shares	(186,447)	(49,595)
Class I Shares	(2,975,318)	(1,769,232)
Total Dividends	(5,934,209)	(3,254,802)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	5,076,295	16,430,509
Class B Shares	13,986	66,687
Class C Shares	191,699	421,682
Class I Shares	4,429,481	50,489,524
Dividends reinvested:
Class A Shares	2,666,058	1,362,852
Class C Shares	98,544	24,457
Class I Shares	2,622,324	1,536,803
Cost of shares redeemed:
Class A Shares	(11,692,950)	(32,734,376)
Class B Shares	(310,305)	(2,141,296)
Class C Shares	(1,329,150)	(4,311,644)
Class I Shares	(11,526,250)	(59,952,698)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(9,760,268)	(28,807,500)
Total Increase (Decrease) in Net Assets	(15,565,081)	(20,359,982)
Net Assets ($):
Beginning of Period	206,654,245	227,014,227
End of Period	191,089,164	206,654,245
Undistributed investment income—net	497,195	5,768,709

The Fund	15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	February 29, 2012	Year Ended
	(Unaudited)	August 31, 2011
Capital Share Transactions:
Class Aa
Shares sold	438,626	1,392,368
Shares issued for dividends reinvested	274,286	119,339
Shares redeemed	(1,184,822)	(2,777,334)
Net Increase (Decrease) in Shares Outstanding	(471,910)	(1,265,627)
Class Ba
Shares sold	1,369	5,686
Shares redeemed	(31,137)	(182,585)
Net Increase (Decrease) in Shares Outstanding	(29,768)	(176,899)
Class C
Shares sold	11,480	35,827
Shares issued for dividends reinvested	10,212	2,166
Shares redeemed	(136,337)	(369,728)
Net Increase (Decrease) in Shares Outstanding	(114,645)	(331,735)
Class I
Shares sold	385,113	4,200,758
Shares issued for dividends reinvested	271,462	135,164
Shares redeemed	(1,199,923)	(5,117,980)
Net Increase (Decrease) in Shares Outstanding	(543,348)	(782,058)

a During the period ended February 29, 2012, 20,710 Class B shares representing $205,473 were automatically converted to 20,578 Class A shares and during the period ended August 31, 2011, 74,673 Class B shares representing $882,387 were automatically converted to 73,675 Class A shares.

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 29, 2012			Year Ended August 31,
Class A Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	10.69	10.37	11.02	12.30	20.21	20.91
Investment Operations:
Investment income—net[a]	.03	.20	.15	.15	.27	.23
Net realized and unrealized
gain (loss) on investments	.10	.26	(.65)	(1.01)	(2.93)	2.25
Total from Investment Operations	.13	.46	(.50)	(.86)	(2.66)	2.48
Distributions:
Dividends from
investment income—net	(.30)	(.14)	(.15)	(.42)	(.32)	(.33)
Dividends from net realized
gain on investments	—	—	—	—	(4.93)	(2.85)
Total Distributions	(.30)	(.14)	(.15)	(.42)	(5.25)	(3.18)
Net asset value, end of period	10.52	10.69	10.37	11.02	12.30	20.21
Total Return (%)[b]	1.44[c]	4.32	(4.66)	(5.97)	(18.56)	12.47
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.63[d]	1.54	1.54	1.84	1.57	1.52
Ratio of net expenses
to average net assets	1.53[d]	1.49	1.54	1.84	1.56	1.52
Ratio of net investment income
to average net assets	.55[d]	1.70	1.29	1.66	1.71	1.11
Portfolio Turnover Rate	14.02[c]	60.72	55.35	69.63	46.96	61.70
Net Assets, end of period
($ x 1,000)	96,042	102,606	112,716	159,260	228,308	498,696

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 29, 2012			Year Ended August 31,
Class B Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	10.51	10.19	10.78	11.93	19.72	20.46
Investment Operations:
Investment income—net[a]	.01	.04	.05	.06	.12	.07
Net realized and unrealized
gain (loss) on investments	.10	.28	(.64)	(.96)	(2.82)	2.21
Total from Investment Operations	.11	.32	(.59)	(.90)	(2.70)	2.28
Distributions:
Dividends from
investment income—net	—	(.00)[b]	(.00)[b]	(.25)	(.16)	(.17)
Dividends from net realized
gain on investments	—	—	—	—	(4.93)	(2.85)
Total Distributions	—	(.00)[b]	(.00)[b]	(.25)	(5.09)	(3.02)
Net asset value, end of period	10.62	10.51	10.19	10.78	11.93	19.72
Total Return (%)[c]	1.05[d]	3.14	(5.44)	(6.96)	(19.20)	11.65
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.24[e]	2.50	2.35	2.81	2.40	2.27
Ratio of net expenses
to average net assets	2.14[e]	2.47	2.35	2.81	2.39	2.27
Ratio of net investment income
to average net assets	.13[e]	.32	.41	.69	.82	.35
Portfolio Turnover Rate	14.02[d]	60.72	55.35	69.63	46.96	61.70
Net Assets, end of period
($ x 1,000)	167	478	2,265	5,395	9,325	20,597

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

18

Six Months Ended
February 29, 2012			Year Ended August 31,
Class C Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	10.51	10.19	10.84	11.98	19.79	20.52
Investment Operations:
Investment income (loss)—net[a]	(.01)	.11	.06	.08	.14	.08
Net realized and unrealized
gain (loss) on investments	.11	.25	(.65)	(.96)	(2.85)	2.21
Total from Investment Operations	.10	.36	(.59)	(.88)	(2.71)	2.29
Distributions:
Dividends from
investment income—net	(.18)	(.04)	(.06)	(.26)	(.17)	(.17)
Dividends from net realized
gain on investments	—	—	—	—	(4.93)	(2.85)
Total Distributions	(.18)	(.04)	(.06)	(.26)	(5.10)	(3.02)
Net asset value, end of period	10.43	10.51	10.19	10.84	11.98	19.79
Total Return (%)[b]	1.11[c]	3.48	(5.49)	(6.71)	(19.16)	11.71
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.36[d]	2.31	2.33	2.63	2.32	2.22
Ratio of net expenses
to average net assets	2.26[d]	2.26	2.33	2.63	2.32	2.22
Ratio of net investment income
(loss) to average net assets	(.17)[d]	.91	.56	.87	.91	.40
Portfolio Turnover Rate	14.02[c]	60.72	55.35	69.63	46.96	61.70
Net Assets, end of period
($ x 1,000)	10,287	11,573	14,604	18,607	30,965	65,715

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	19

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 29, 2012			Year Ended August 31,
Class I Shares	(Unaudited)	2011	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value,
beginning of period	10.67	10.36	11.02	12.31	20.27	20.96
Investment Operations:
Investment income—net[b]	.05	.28	.22	.19	.34	.28
Net realized and unrealized
gain (loss) on investments	.11	.22	(.68)	(.98)	(2.93)	2.28
Total from Investment Operations	.16	.50	(.46)	(.79)	(2.59)	2.56
Distributions:
Dividends from
investment income—net	(.35)	(.19)	(.20)	(.50)	(.44)	(.40)
Dividends from net realized
gain on investments	—	—	—	—	(4.93)	(2.85)
Total Distributions	(.35)	(.19)	(.20)	(.50)	(5.37)	(3.25)
Net asset value, end of period	10.48	10.67	10.36	11.02	12.31	20.27
Total Return (%)	1.78[c]	4.67	(4.37)	(5.21)	(18.25)	12.91
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.18[d]	1.15	1.22	1.37	1.21	1.15
Ratio of net expenses
to average net assets	1.08[d]	1.09	1.22	1.36	1.20	1.15
Ratio of net investment income
to average net assets	1.00[d]	2.29	1.93	2.09	2.16	1.36
Portfolio Turnover Rate	14.02[c]	60.72	55.35	69.63	46.96	61.70
Net Assets, end of period
($ x 1,000)	84,593	91,998	97,429	41,460	42,444	74,932

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus International Value Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company offering thirteen series, including the fund. The fund’s investment objective is to seek long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock. At the end of the reporting period, the fund offered four classes of shares: Class A (200 million shares authorized), Class B (100 million shares authorized), Class C (100 million shares authorized) and Class I (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares were subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically converted to Class A shares after six years.The fund no longer offers Class B shares. Effective March 13, 2012, all outstanding Class B shares were automatically converted to Class A shares. Class C shares are subject to a CDSC on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

22

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

24

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign†	186,182,773	—	—	186,182,773
Mutual Funds	4,200,000	—	—	4,200,000
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	179	—	179
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(3,499)	—	(3,499)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to

26

government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended February 29, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	8/31/2011	($)	Purchases ($)	Sales ($)	2/29/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,100,000		19,900,000	16,800,000	4,200,000		2.2

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 29, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended August 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $66,276,161 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2011. If not applied, $24,770,979 of the carryover expires in fiscal 2017 and $41,505,182 expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2011 was as follows: ordinary income $3,254,802. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commit-

28

ment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended February 29, 2012 was approximately $27,500, with a related weighted average annualized interest rate of 1.24%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of 1% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has agreed to waive a portion of the fund’s management fee, in the amount of .10% of the value of the fund’s average daily net assets, until March 31, 2012. The reduction in management fee, pursuant to the undertaking, amounted to $92,682 during the period ended February 29, 2012.

During the period ended February 29, 2012, the Distributor retained $280 from commissions earned on sales of the fund’s Class A shares and $119 from CDSCs on redemptions of the fund’s Class B shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. During the period ended February 29, 2012, Class B and Class C shares were charged $1,130 and $37,885, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 29, 2012, Class A, Class B and Class C shares were charged $114,997, $377 and $12,628, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 29, 2012, the fund was charged $16,754 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 29, 2012, the fund was charged $1,751 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $21.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 29, 2012, the fund was charged $39,179 pursuant to the custody agreement.

30

During the period ended February 29, 2012, the fund was charged $3,209 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $150,105, Rule 12b-1 distribution plan fees $6,206, shareholder services plan fees $20,933, custodian fees $30,892, chief compliance officer fees $1,061 and transfer agency per account fees $5,696, which are offset against an expense reimbursement currently in effect in the amount of $14,768.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended February 29, 2012 amounted to $26,062,255 and $42,517,777, respectively.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at February 29, 2012:

Forward Foreign
Currency	Number	Foreign			Unrealized
Exchange	of	Currency			Appreciation
Contracts	Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Japanese Yen,
Expiring
3/2/2012[a]	1	14,116,401	175,697	173,655	(2,042)
Swiss Franc,
Expiring
3/1/2012[b]	1	145,308	162,071	160,614	(1,457)
Sales:			Proceeds ($)
British Pound,
Expiring
3/2/2012[c]	1	56,346	89,819	89,640	179
Gross Unrealized
Appreciation					179
Gross Unrealized
Depreciation					(3,499)

Counterparties:
a	JP Morgan Chase & Co.
b	Credit Suisse First Boston
c	UBS

32

The following summarizes the average market value of derivatives outstanding during the period ended February 29, 2012:

Average Market Value ($)
Forward contracts	1,071,184

At February 29, 2012, accumulated net unrealized depreciation on investments was $45,326,613, consisting of $6,050,050 gross unrealized appreciation and $51,376,663 gross unrealized depreciation.

At February 29, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	33

NOTES

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Opportunistic
Midcap Value Fund

SEMIANNUAL REPORT February 29, 2012

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Opportunistic
Midcap Value Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Opportunistic MidcapValue Fund, covering the six-month period from September 1, 2011, through February 29, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. stock markets faltered in the midst of heightened volatility at the start of the reporting period, when investors fled riskier assets due to adverse macroeconomic developments ranging from an unprecedented downgrade of long-term U.S. debt securities to the resurgence of a sovereign debt crisis in Europe.These factors triggered a rally among traditional safe havens, while riskier assets such as stocks suffered. Fortunately, better economic news in October helped to reverse the trend, and equity markets generally rallied over the remainder of the reporting period as fears of a return to recession waned.

Our economic forecast calls for faster U.S. GDP growth in 2012 than in 2011, and we expect the United States to continue to post better economic data than most of the rest of the developed world.An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to offset risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
March 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2011, through February 29, 2012, as provided by David A. Daglio, Primary Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended February 29, 2012, Dreyfus Opportunistic Midcap Value Fund’s Class A shares produced a total return of 12.89%, Class C shares returned 12.39% and Class I shares returned 13.00%.1 In comparison, the fund’s benchmark, the Russell MidcapValue Index (the “Index”), produced a 12.13% total return for the same period.2

After encountering pronounced weakness in September, midcap stocks generally rallied over the remainder of the reporting period as a variety of macroeconomic concerns waned.The fund produced higher returns than its benchmark, mainly due to the success of our stock selection strategy in the industrials, consumer discretionary and financials sectors.

The Fund’s Investment Approach

The fund seeks to surpass the performance of the Index by investing in midcap companies, which we consider as having market capitalizations between $1 billion and $25 billion at the time of purchase.We identify potential investments through extensive fundamental research conducted by the team’s dedicated sector specialists.

When selecting stocks, the fund will focus on individual stock selection, emphasizing three key factors: discount from intrinsic valuation, strong mid-cycle fundamentals and a revaluation catalyst.

We typically sell a stock when we no longer consider it attractively valued, when it appears less likely to benefit from the current market and economic environment, when it shows deteriorating fundamentals or when its performance falls short of our expectations.

Improving Economic Fundamentals Buoyed Midcap Stocks

The reporting period began on a negative note, with stock markets throughout the world floundering due to several macroeconomic concerns, including an unprecedented downgrade of one agency’s credit-rating on long-term U.S. government debt, the possibility that a sovereign debt crisis in Greece might spread to other members of

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

the European Union, and uncertainties regarding the strength and sustainability of the U.S. economic recovery.As a result, investors fled riskier assets, such as stocks, in favor of traditional safe havens, particularly U.S. Treasury securities.

Fortunately, most of the worries plaguing investors at the time did not materialize. During the fall of 2011, European policymakers took steps toward addressing the region’s financial problems, and U.S. economic data showed clear signs of improvement, including more robust manufacturing activity, rising employment and greater consumer confidence. Corporate earnings generally proved stronger than most analysts expected, and many investors responded favorably to more attractive valuations among fundamentally sound companies in the wake of the downturn. These positive developments lifted stock prices in all capitalization ranges, including midcap stocks, through the end of the reporting period.

Seeking Opportunistic Values in a Challenging Market

Our investment approach focuses on companies priced well below their intrinsic value with mid-cycle fundamentals we believe likely to be much stronger than consensus expects. Generally, this involves investing with patience and a one- to three-year view for an investment thesis to develop. Our approach allows us to invest with conviction at times when investors are highly anxious and, in our opinion, acting with limited reason. This past summer your fund was buffeted by investors seeking safety and yield and selling equities that did not meet those criteria.We used the short-term price weakness to add to highest conviction names and made limited changes to the portfolio during the market downdraft. September was a challenging month for the fund, but adherence to our investment approach was rewarded in the months that followed.

Our stock selection strategy proved particularly successful in the industrials sector. Consumer and business information provider Equifax benefited from an improving outlook for consumer loans and higher demand for its credit-scoring services.Temporary staffing agency Robert Half International rebounded strongly from earlier weakness when earnings and profit margins remained strong during the downturn. Trinity Industries, a manufacturer of railcars, windmills and other products, gained value as demand increased for wind power equipment. Electrical products producer Hubbell reported better-than-expected financial results driven by strong domestic capital spending and assimilation of recent acquisitions.

4

In the consumer discretionary sector, homebuilder D.R. Horton achieved higher sales in the recovering economy, as did related companies such as floor coverings maker Mohawk Industries and building products retailer Lowe’s. Household goods provider Newell Rubbermaid advanced after hiring a new CEO, who announced new growth targets. The initial public offering of auto parts maker Delphi Automotive fared well as the company benefited from new labor agreements when it emerged from bankruptcy.Among financial companies, commercial real estate services provider CBRE Group gained value as investors recognized an improved outlook for the leasing and property maintenance industry. Finally, the fund benefited from an underweighted position in the lagging utilities sector, where few stocks met our valuation criteria.

Disappointments during the reporting period were concentrated in the telecommunications sector, where telephone services provider Frontier Communications was hurt by a decline in local and long distance services.

U.S. Stocks Attractive Compared to Other Markets

As of the end of the reporting period, we expect the United States to continue to produce relatively strong levels of economic growth compared to other markets, which could attract investment capital from overseas.We have found a relatively large number of investment opportunities with attractive valuations and good midcycle prospects in the industrials, consumer discretionary and information technology sectors, but fewer in the financials and utilities sectors.

March 15, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.
1	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Russell Midcap Value Index is a widely accepted, unmanaged index of medium-cap stock market performance and measures the performance of those Russell midcap companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Opportunistic MidcapValue Fund from September 1, 2011 to February 29, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 29, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.51	$10.93	$5.77
Ending value (after expenses)	$1,128.90	$1,123.90	$1,130.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 29, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.17	$10.37	$5.47
Ending value (after expenses)	$1,018.75	$1,014.57	$1,019.44

† Expenses are equal to the fund’s annualized expense ratio of 1.23% for Class A, 2.07% for Class C and 1.09%
for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
February 29, 2012 (Unaudited)

Common Stocks—99.4%	Shares	Value ($)
Consumer Discretionary—24.9%
Abercrombie & Fitch, Cl. A	104,970	4,806,576
CBS, Cl. B	601,540	17,986,046
D.R. Horton	2,295,270	32,914,172
Dana Holding	1,115,617	17,849,872
Delphi Automotive	635,162	20,325,184
Dick’s Sporting Goods	232,520	10,407,595
International Game Technology	2,162,180	32,475,944
Lowe’s	1,438,290	40,818,670
Mohawk Industries	653,512 [a]	41,504,547
Newell Rubbermaid	2,197,170	40,208,211
PVH	70,340	5,979,603
Toll Brothers	776,710 [a]	18,221,617
Viacom, Cl. B	123,840	5,897,261
Williams-Sonoma	348,400	13,448,240
		302,843,538
Consumer Staples—.8%
Avon Products	539,850	10,089,797
Energy—3.8%
Cabot Oil & Gas	366,740	12,791,891
Pioneer Natural Resources	184,380	20,215,423
SandRidge Energy	1,453,524 [a]	12,602,053
		45,609,367
Exchange Traded Funds—.8%
Standard & Poor’s Depository
Receipts S&P MidCap 400 ETF Trust	51,070	9,073,607
Financial—10.6%
Allstate	533,390	16,764,448
Arthur J. Gallagher & Co.	982,320	33,516,758
CBRE Group, Cl. A	995,362 [a]	18,244,985
CIT Group	148,550 [a]	6,047,471
Fifth Third Bancorp	1,507,190	20,512,856
Jones Lang LaSalle	65,600	5,340,496
LPL Investment Holdings	171,720 [a]	5,855,652

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
TD Ameritrade Holding	1,038,390	19,386,741
Zions Bancorporation	185,810	3,530,390
		129,199,797
Health Care—10.0%
CareFusion	219,070 [a]	5,654,197
Cigna	696,120	30,705,853
Cubist Pharmaceuticals	143,010 [a]	6,129,409
Hospira	335,510 [a]	11,950,866
Mednax	252,430 [a]	18,778,268
Salix Pharmaceuticals	321,470 [a]	15,854,900
St. Jude Medical	405,770	17,091,032
United Therapeutics	338,400 [a]	16,151,832
		122,316,357
Industrial—25.6%
C.H. Robinson Worldwide	384,000	25,409,280
Con-way	558,510	16,503,971
Eaton	101,000	5,271,190
Equifax	675,360	28,392,134
Herman Miller	267,020	5,607,420
Hubbell, Cl. B	364,750	27,436,495
Ingersoll-Rand	723,650	28,859,162
Kirby	243,140 [a]	16,684,267
Masco	986,910	11,724,491
Navistar International	132,130 [a]	5,520,391
Oshkosh	227,210 [a]	5,296,265
Regal-Beloit	372,740	25,159,950
Robert Half International	824,040	23,427,457
Shaw Group	641,962 [a]	18,578,380

8

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Stanley Black & Decker	423,020	32,487,936
Textron	270,184	7,432,762
Trinity Industries	805,600	28,002,656
		311,794,207
Information Technology—15.0%
Avnet	897,953 [a]	32,092,840
Broadcom, Cl. A	768,780 [a]	28,560,177
Cypress Semiconductor	677,210 [a]	11,681,873
Electronic Arts	1,188,950 [a]	19,415,554
Intuit	415,310	24,021,530
JDS Uniphase	2,057,833 [a]	26,834,142
MICROS Systems	472,440 [a]	24,533,809
TE Connectivity	311,650	11,390,808
Vishay Intertechnology	354,377 [a]	4,344,662
		182,875,395
Materials—5.2%
Crown Holdings	155,600 [a]	5,752,532
LyondellBasell Industries, Cl. A	637,870	27,543,227
Sherwin-Williams	293,680	30,293,092
		63,588,851
Telecommunication Services—1.1%
Frontier Communications	2,945,550	13,520,075
Utilities—1.6%
Edison International	53,430	2,237,114
Great Plains Energy	883,403	17,473,711
		19,710,825
Total Common Stocks
(cost $1,017,638,643)		1,210,621,816

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,508,026)	7,508,026[b]	7,508,026

Total Investments (cost $1,025,146,669)	100.0%	1,218,129,842
Cash and Receivables (Net)	.0%	601,100
Net Assets	100.0%	1,218,730,942

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Industrial	25.6	Utilities	1.6
Consumer Discretionary	24.9	Telecommunication Services	1.1
Information Technology	15.0	Consumer Staples	.8
Financial	10.6	Exchange Traded Funds	.8
Health Care	10.0	Money Market Investment	.6
Materials	5.2
Energy	3.8		100.0

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		1,017,638,643	1,210,621,816
Affiliated issuers		7,508,026	7,508,026
Cash			606,644
Receivable for investment securities sold			4,492,873
Receivable for shares of Common Stock subscribed			3,158,534
Dividends receivable			1,217,610
Prepaid expenses			85,794
			1,227,691,297
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			1,020,567
Payable for investment securities purchased			6,488,585
Payable for shares of Common Stock redeemed			967,615
Accrued expenses			483,588
			8,960,355
Net Assets ($)			1,218,730,942
Composition of Net Assets ($):
Paid-in capital			1,095,997,127
Accumulated undistributed investment income—net			868,508
Accumulated net realized gain (loss) on investments			(71,117,866)
Accumulated net unrealized appreciation
(depreciation) on investments			192,983,173
Net Assets ($)			1,218,730,942

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	1,029,401,231	25,118,533	164,211,178
Shares Outstanding	35,082,861	890,268	5,621,933
Net Asset Value Per Share ($)	29.34	28.21	29.21

See notes to financial statements.

The Fund	11

STATEMENT OF OPERATIONS
Six Months Ended February 29, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	7,719,942
Affiliated issuers	3,588
Income from securities lending—Note 1(b)	39,221
Total Income	7,762,751
Expenses:
Management fee—Note 3(a)	4,180,903
Shareholder servicing costs—Note 3(c)	2,256,530
Prospectus and shareholders’ reports	101,148
Distribution fees—Note 3(b)	85,474
Directors’ fees and expenses—Note 3(d)	63,867
Professional fees	59,134
Registration fees	55,419
Custodian fees—Note 3(c)	47,378
Loan commitment fees—Note 2	7,471
Interest expense—Note 2	6,564
Miscellaneous	21,750
Total Expenses	6,885,638
Less—reduction in fees due to earnings credits—Note 3(c)	(128)
Net Expenses	6,885,510
Investment Income—Net	877,241
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(50,766,860)
Net unrealized appreciation (depreciation) on investments	184,233,135
Net Realized and Unrealized Gain (Loss) on Investments	133,466,275
Net Increase in Net Assets Resulting from Operations	134,343,516

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2012	Year Ended
	(Unaudited)	August 31, 2011
Operations ($):
Investment income—net	877,241	9,467,655
Net realized gain (loss) on investments	(50,766,860)	209,634,155
Net unrealized appreciation
(depreciation) on investments	184,233,135	(44,876,492)
Net Increase (Decrease) in Net Assets
Resulting from Operations	134,343,516	174,225,318
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(6,521,682)	—
Class C Shares	(109,436)	—
Class I Shares	(1,598,538)	—
Net realized gain on investments:
Class A Shares	(146,600,210)	—
Class C Shares	(3,673,141)	—
Class I Shares	(20,560,305)	—
Total Dividends	(179,063,312)	—
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	102,569,109	432,391,865
Class C Shares	3,995,703	22,778,559
Class I Shares	108,997,259	112,663,999
Dividends reinvested:
Class A Shares	145,704,299	—
Class C Shares	2,919,451	—
Class I Shares	19,194,103	—
Cost of shares redeemed:
Class A Shares	(239,557,457)	(628,571,460)
Class C Shares	(3,138,643)	(3,870,375)
Class I Shares	(37,112,056)	(39,986,018)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	103,571,768	(104,593,430)
Total Increase (Decrease) in Net Assets	58,851,972	69,631,888
Net Assets ($):
Beginning of Period	1,159,878,970	1,090,247,082
End of Period	1,218,730,942	1,159,878,970
Undistributed investment income—net	868,508	8,220,923

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	February 29, 2012	Year Ended
	(Unaudited)	August 31, 2011
Capital Share Transactions:
Class A
Shares sold	3,507,628	12,421,736
Shares issued for dividends reinvested	5,693,800	—
Shares redeemed	(8,020,613)	(18,601,120)
Net Increase (Decrease) in Shares Outstanding	1,180,815	(6,179,384)
Class C
Shares sold	144,676	655,348
Shares issued for dividends reinvested	118,436	—
Shares redeemed	(111,761)	(116,712)
Net Increase (Decrease) in Shares Outstanding	151,351	538,636
Class I
Shares sold	3,549,965	3,143,657
Shares issued for dividends reinvested	753,596	—
Shares redeemed	(1,245,817)	(1,206,834)
Net Increase (Decrease) in Shares Outstanding	3,057,744	1,936,823

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 29, 2012			Year Ended August 31,
Class A Shares	(Unaudited)	2011	2010	2009	2008[a]	2007
Per Share Data ($):
Net asset value,
beginning of period	31.19	26.65	24.03	25.95	33.32	31.62
Investment Operations:
Investment income (loss)—net[b]	.02	.22	(.01)	.09	.03	.12
Net realized and unrealized
gain (loss) on investments	3.25	4.32	2.70[c]	(1.98)	(1.68)	4.52
Total from
Investment Operations	3.27	4.54	2.69	(1.89)	(1.65)	4.64
Distributions:
Dividends from
investment income—net	(.22)	—	(.07)	(.03)	(.05)	(.06)
Dividends from net realized
gain on investments	(4.90)	—	—	—	(5.67)	(2.88)
Total Distributions	(5.12)	—	(.07)	(.03)	(5.72)	(2.94)
Net asset value,
end of period	29.34	31.19	26.65	24.03	25.95	33.32
Total Return (%)[d]	12.89[e]	17.03	11.20	(7.22)	(6.59)	14.96
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.23[f]	1.17	1.18	1.23	1.20	1.18
Ratio of net expenses
to average net assets	1.23[f]	1.17	1.18	1.22	1.20	1.18
Ratio of net investment income
(loss) to average net assets	.16[f]	.64	(.02)	.48	.10	.35
Portfolio Turnover Rate	40.48[e]	114.02	122.17	170.88	144.14	165.55
Net Assets, end of period
($ x 1,000)	1,029,401	1,057,495	1,068,338	947,716	776,889	1,047,706

a The fund commenced offering four classes of shares on May 30, 2008 and existing shares were redesignated
Class A shares.
b Based on average shares outstanding at each month end.
c Amount includes litigation proceeds received by the fund amounting to $.02 per share for the year ended
August 31, 2010.
d Exclusive of sales charge.
e Not annualized.
f Annualized.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 29, 2012			Year Ended August 31,
Class C Shares	(Unaudited)	2011	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	30.24	26.05	23.72	25.89	28.17
Investment Operations:
Investment (loss)—net[b]	(.10)	(.16)	(.23)	(.10)	(.05)
Net realized and unrealized
gain (loss) on investments	3.12	4.35	2.67[c]	(1.99)	(2.23)
Total from Investment Operations	3.02	4.19	2.44	(2.09)	(2.28)
Distributions:
Dividends from investment income—net	(.15)	—	(.11)	(.08)	—
Dividends from net realized
gain on investments	(4.90)	—	—	—	—
Total Distributions	(5.05)	—	(.11)	(.08)	—
Net asset value, end of period	28.21	30.24	26.05	23.72	25.89
Total Return (%)[d]	12.39[e]	16.09	10.29	(7.98)	(8.55)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.07[f]	2.00	2.02	1.88	2.07[f]
Ratio of net expenses to average net assets	2.07[f]	2.00	2.02	1.88	2.06[f]
Ratio of net investment (loss)
to average net assets	(.68)[f]	(.48)	(.83)	(.48)	(.76)[f]
Portfolio Turnover Rate	40.48[e]	114.02	122.17	170.88	144.14
Net Assets, end of period ($ x 1,000)	25,119	22,343	5,218	1,398	26

a	From May 30, 2008 (commencement of initial offering) to August 31, 2008.
b	Based on average shares outstanding at each month end.
c	Amount includes litigation proceeds received by the fund amounting to $.02 per share for the year ended
August 31, 2010.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.

See notes to financial statements.

16

Six Months Ended
February 29, 2012			Year Ended August 31,
Class I Shares	(Unaudited)	2011	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	31.21	26.61	23.98	25.95	28.17
Investment Operations:
Investment income—net[b]	.04	.18	.10	.15	.00[c]
Net realized and unrealized
gain (loss) on investments	3.24	4.42	2.69[d]	(2.02)	(2.22)
Total from Investment Operations	3.28	4.60	2.79	(1.87)	(2.22)
Distributions:
Dividends from investment income—net	(.38)	—	(.16)	(.10)	—
Dividends from net realized
gain on investments	(4.90)	—	—	—	—
Total Distributions	(5.28)	—	(.16)	(.10)	—
Net asset value, end of period	29.21	31.21	26.61	23.98	25.95
Total Return (%)	13.00[e]	17.29	11.64	(7.05)	(8.37)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.09[f]	.96	.84	.84	1.17[f]
Ratio of net expenses to average net assets	1.09[f]	.96	.84	.83	1.16[f]
Ratio of net investment income
to average net assets	.30[f]	.53	.38	.69	.06[f]
Portfolio Turnover Rate	40.48[e]	114.02	122.17	170.88	144.14
Net Assets, end of period ($ x 1,000)	164,211	80,041	16,691	10,775	9

a From May 30, 2008 (commencement of initial offering) to August 31, 2008.
b Based on average shares outstanding at each month end.
c Amount represents less than $.01 per share.
d Amount includes litigation proceeds received by the fund amounting to $.02 per share for the year ended
August 31, 2010.
e Not annualized.
f Annualized.

See notes to financial statements.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Opportunistic Midcap Value Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company offering thirteen series, including the fund.The fund’s investment objective seeks to surpass the performance of the Russell Midcap Value Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 600 million shares of $.001 par value Common Stock.The fund currently offers three classes of shares: Class A (350 million shares authorized), Class C (125 million shares authorized) and Class I (125 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

18

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these

20

techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	1,201,548,209	—	—	1,201,548,209
Mutual Funds/
Exchange
Traded Funds	16,581,633	—	—	16,581,633

†	See Statement of Investments for additional detailed categorizations.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and

22

Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended February 29, 2012, The Bank of New York Mellon earned $16,809 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended February 29, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	8/31/2011	($)	Purchases ($)	Sales ($)	2/29/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	—		208,709,949	201,201,923	7,508,026.6
Dreyfus
Institutional
Cash
Advantage
Fund	—		728,602,956	728,602,956	—		—
Total	—		937,312,905	929,804,879	7,508,026.6

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 29, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended August 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended February 29, 2012 was approximately $1,032,400, with a related weighted average annualized interest rate of 1.28%.

24

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended February 29, 2012, the Distributor retained $11,655 from commissions earned on sales of the fund’s Class A shares and $7,571 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets of Class C shares. During the period ended February 29, 2012, Class C shares were charged $85,474, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended February 29, 2012, Class A and Class C shares were charged $1,218,689 and $28,491, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended February 29, 2012, the fund was charged $86,579 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended February 29, 2012, the fund was charged $10,500 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $128.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 29, 2012, the fund was charged $47,378 pursuant to the custody agreement.

During the period ended February 29, 2012, the fund was charged $3,209 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $725,321, Rule 12b-1 distribution plan fees $14,957, shareholder services plan fees $210,173, custodian fees $40,045, chief compliance officer fees $1,061 and transfer agency per account fees $29,010.

26

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 29, 2012, amounted to $455,590,018 and $532,805,283, respectively.

At February 29, 2012, accumulated net unrealized appreciation on investments was $192,983,173, consisting of $216,068,958 gross unrealized appreciation and $23,085,785 gross unrealized depreciation.

At February 29, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	27

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Opportunistic
Small Cap Fund

SEMIANNUAL REPORT February 29, 2012

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
15	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Opportunistic
Small Cap Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Opportunistic Small Cap Fund, covering the six-month period from September 1, 2011, through February 29, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. stock markets faltered in the midst of heightened volatility at the start of the reporting period, when investors fled riskier assets due to adverse macroeconomic developments ranging from an unprecedented downgrade of long-term U.S. debt securities to the resurgence of a sovereign debt crisis in Europe.These factors triggered a rally among traditional safe havens, while riskier assets such as stocks suffered. Fortunately, better economic news in October helped to reverse the trend, and equity markets generally rallied over the remainder of the reporting period as fears of a return to recession waned.

Our economic forecast calls for faster U.S. GDP growth in 2012 than in 2011, and we expect the United States to continue to post better economic data than most of the rest of the developed world.An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to offset risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
March 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2011, through February 29, 2012, as provided by David A. Daglio, Primary Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended February 29, 2012, Dreyfus Opportunistic Small Cap Fund produced a total return of 17.12%.1 In comparison, the Russell 2000 Index (the “Index”) produced a total return of 12.40%.2

After pronounced weakness in September, small-cap stocks generally rallied over the remainder of the reporting period as macroeconomic concerns waned.The fund produced higher returns than the Index, due to strong stock selections in the consumer discretionary, information technology and materials sectors.

The Fund’s Investment Approach

The fund seeks capital appreciation. The fund normally invests at least 80% of its assets in the stocks of small cap companies. Stocks are selected for the fund’s portfolio based primarily on bottom-up fundamental analysis. The fund’s portfolio manager uses a disciplined investment process that relies, in general, on proprietary fundamental research and valuation. Generally, elements of the process include analysis of mid-cycle business prospects, estimation of the intrinsic value of the company and the identification of a revaluation trigger. Intrinsic value is based on the combination of the valuation assessment of the company’s operating divisions with the firm’s economic balance sheet. Mid-cycle estimates, growth prospects and competitive advantages are some of the factors used in the valuation assessment.A company’s stated and hidden liabilities and assets are included in the portfolio manager’s economic balance sheet calculation. Sector overweights and underweights are a function of the relative attractiveness of securities within the fund’s investable universe. The fund’s portfolio managers invest in stocks that they believe have attractive reward to risk opportunities and may actively adjust the fund’s portfolio to reflect new developments.

Improving Economic Fundamentals Buoyed Small-Cap Stocks

The reporting period began on a negative note, with stock markets throughout the world floundering due to several macroeconomic

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

concerns, including an unprecedented downgrade of one agency’s credit-rating of long-term U.S. government debt, the possibility that a sovereign debt crisis in Greece might spread to other members of the European Union, and uncertainties regarding the strength and sustainability of the U.S. economic recovery.As a result, investors fled riskier assets, such as stocks, in favor of traditional safe havens, particularly U.S.Treasury securities.

Fortunately, most of the worries plaguing investors at the time did not materialize. During the fall of 2011, European policymakers took steps toward addressing the region’s problems, and U.S. economic data showed clear signs of improvement, including robust manufacturing activity, rising employment and greater consumer confidence. Corporate earnings generally proved stronger than most analysts expected, and many investors responded favorably to more attractive valuations among fundamentally sound companies in the wake of the downturn. These positive developments lifted stock prices in all capitalization ranges through the end of the reporting period.

Seeking Opportunistic Values in a Challenging Market

Our investment approach focuses on companies priced well below their intrinsic value with mid-cycle fundamentals we believe likely to be much stronger than consensus expects. Generally this involves investing with patience and a one- to three-year view for an investment thesis to develop. Our approach allows us to invest with conviction at times when investors are highly anxious and, in our opinion, acting with limited reason. This past summer your fund was buffeted by investors seeking safety and yield and selling equities that did not meet those criteria.We used the short-term price weakness to add to highest conviction names and made limited changes to the portfolio during the market downdraft. September was a challenging month for the fund, but adherence to our investment approach was rewarded in the months that followed.

Our stock selection strategy proved particularly successful in the consumer discretionary sector, where women’s apparel maker Liz Claiborne completed a restructuring in which it shed brands to pay down debt and focus on faster-growing product lines. Homebuilders Meritage Homes and Standard Pacific achieved higher home-sales prices and rising orders in the recovering economy. The fund also benefited from fortunate timing in the purchase of gaming equipment supplier Shuffle Master at a time when industry conditions improved.

4

Results from the information technology sector were bolstered by companies that, in our analysis, had been punished more severely than warranted during the 2011 downturn. Consequently, trucking fleet management solutions provider Wright Express and automobile deal-ership software developer DealerTrack Holdings rebounded strongly, as did barcode machine producer ScanSource. In the materials sector, plastics manufacturer Georgia Gulf received an acquisition offer at a substantial premium to its stock price at the time.

Disappointments during the reporting period were concentrated in the industrials sector, where satellite imaging specialist GeoEye was hurt by contract deferrals stemming from uncertainties regarding U.S. defense spending. Truck components maker Meritor suffered when expected pricing improvements and operating efficiencies failed to materialize, and was sold during the reporting period.

U.S. Stocks Attractive Compared to Other Markets

As of the end of the reporting period, we expect the United States to continue to produce relatively strong levels of economic growth compared to other markets, which could attract investment capital from overseas.We have found a relatively large number of investment opportunities with attractive valuations and good mid-cycle prospects in the information technology, industrials and consumer discretionary sectors, but fewer in the consumer staples and utilities sectors.

March 15, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Stocks of small cap companies often experience sharper price fluctuations than stocks of large-cap companies.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Russell 2000 Index is an unmanaged index of small-cap stock performance and is composed of the 2,000 smallest companies in the Russell 3000 Index.The
Russell 3000 Index is composed of the 3,000 largest U.S. companies based on total market capitalization. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Opportunistic Small Cap Fund from September 1, 2011 to February 29, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 29, 2012

Expenses paid per $1,000†	$6.42
Ending value (after expenses)	$1,171.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 29, 2012

Expenses paid per $1,000†	$5.97
Ending value (after expenses)	$1,018.95

† Expenses are equal to the fund’s annualized expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
February 29, 2012 (Unaudited)

Common Stocks—99.6%	Shares	Value ($)
Consumer Discretionary—20.9%
American Axle & Manufacturing Holdings	262,023 [a]	2,984,442
Bally Technologies	302,650 [a]	12,995,791
Dana Holding	755,230 [b]	12,083,680
Express	426,540[a]	10,151,652
Gordmans Stores	83,173[a]	1,261,734
Group 1 Automotive	77,047[b]	3,973,314
Liz Claiborne	2,311,610[a,b]	22,607,546
Meritage Homes	497,550[a,b]	12,881,570
Mohawk Industries	114,640[a]	7,280,786
Newell Rubbermaid	195,370	3,575,271
Saks	308,210[a,b]	3,590,647
Scientific Games, Cl. A	499,740[a]	5,252,267
Shuffle Master	603,662[a]	8,813,465
Standard Pacific	1,521,360 [a,b]	6,663,557
Tower International	380,155[a]	4,843,175
Williams-Sonoma	342,820	13,232,852
		132,191,749
Consumer Staples—.6%
Dole Food	262,150[a,b]	2,511,397
Primo Water	372,270[a,b]	990,238
		3,501,635
Energy—5.8%
Approach Resources	170,550[a]	5,894,208
Endeavour International	280,885 [a,b]	3,249,839
Gulfport Energy	391,173[a]	13,151,236
Pioneer Natural Resources	28,470	3,121,451
SandRidge Energy	1,269,410 [a]	11,005,785
		36,422,519
Financial—10.8%
Arthur J. Gallagher & Co.	224,690	7,666,423
Brown & Brown	616,950	14,578,529
DFC Global	236,885[a]	4,242,610

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Financial (continued)
Employers Holdings	406,990		7,036,857
First Commonwealth Financial	501,710		3,005,243
Jones Lang LaSalle	149,436		12,165,585
LPL Investment Holdings	126,986	[a]	4,330,223
Nelnet, Cl. A	262,096	[b]	6,924,576
Och-Ziff Capital Management Group, Cl. A	626,900		5,911,667
Starwood Property Trust	116,800	[c]	2,305,632
			68,167,345
Health Care—7.1%
Align Technology	387,960	[a]	9,935,656
Emergent BioSolutions	478,046	[a,b]	7,299,762
Hanger Orthopedic Group	747,481	[a,b]	15,465,382
Sagent Pharmaceuticals	49,788	[b]	1,079,902
Salix Pharmaceuticals	159,550	[a]	7,869,006
United Therapeutics	68,680	[a]	3,278,096
			44,927,804
Industrial—24.5%
Columbus McKinnon	228,418	[a]	3,803,160
Commercial Vehicle Group	135,840	[a]	1,642,306
Con-way	325,410		9,615,866
Encore Wire	211,910	[b]	6,172,938
Equifax	231,430		9,729,317
GeoEye	122,409	[a,b]	2,481,230
Granite Construction	398,710	[b]	11,403,106
Herman Miller	210,013		4,410,273
Hubbell, Cl. B	54,420		4,093,472
ICF International	333,930	[a]	8,658,805
Landstar System	267,977		14,486,837
Old Dominion Freight Line	61,840	[a]	2,690,658
Orion Marine Group	405,390	[a]	2,959,347
Oshkosh	388,710	[a]	9,060,830
Portfolio Recovery Associates	169,993	[a,b]	11,853,612
Saia	175,000	[a]	2,854,250
Steelcase, Cl. A	838,480		7,361,854
Trinity Industries	385,190		13,389,204

8

Common Stocks (continued)	Shares		Value ($)
Industrial (continued)
TrueBlue	139,580	[a]	2,311,445
UTi Worldwide	1,123,200		18,128,448
Watts Water Technologies, Cl. A	194,526	[b]	7,691,558
			154,798,516
Information Technology—25.0%
Applied Micro Circuits	1,665,290	[a]	11,290,666
Brocade Communications Systems	1,074,610	[a]	6,211,246
CSG Systems International	583,168	[a]	9,336,520
DealerTrack Holdings	649,641	[a]	18,092,502
JDS Uniphase	779,130	[a]	10,159,855
Kenexa	176,670	[a]	4,909,659
KIT Digital	444,450	[a,b]	4,493,390
MICROS Systems	248,400	[a]	12,899,412
Microsemi	554,970	[a]	11,609,972
ScanSource	440,960	[a]	16,315,520
Skyworks Solutions	326,580	[a]	8,807,863
Take-Two Interactive Software	394,820	[a,b]	6,099,969
Velti	1,365,330	[a,b]	13,530,420
Vishay Intertechnology	462,830	a,	5,674,296
Wright Express	297,140	[a]	18,387,023
			157,818,313
Materials—4.9%
Georgia Gulf	373,030	[a]	12,033,948
Innospec	147,680	[a]	4,572,173
Omnova Solutions	513,050	[a]	2,616,555
Zoltek	945,305	[a,b]	11,428,737
			30,651,413
Total Common Stocks
(cost $520,061,699)			628,479,294

Other Investment—1.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,444,104)	7,444,104	[d]	7,444,104

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—11.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $69,486,730)	69,486,730[d]	69,486,730

Total Investments (cost $596,992,533)	111.8%	705,410,128
Liabilities, Less Cash and Receivables	(11.8%)	(74,266,538)
Net Assets	100.0%	631,143,590

a Non-income producing security.
b Security, or portion thereof, on loan.At February 29, 2012, the value of the fund’s securities on loan was
$65,264,664 and the value of the collateral held by the fund was $69,486,730.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	25.0	Health Care	7.1
Industrial	24.5	Energy	5.8
Consumer Discretionary	20.9	Materials	4.9
Money Market Investments	12.2	Consumer Staples	.6
Financial	10.8		111.8

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $65,264,664)—Note 1(b):
Unaffiliated issuers	520,061,699	628,479,294
Affiliated issuers	76,930,834	76,930,834
Cash		257,729
Receivable for investment securities sold		1,056,009
Receivable for shares of Common Stock subscribed		313,968
Dividends and securities lending income receivable		186,513
Prepaid expenses		39,638
		707,263,985
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		586,047
Liability for securities on loan—Note 1(b)		69,486,730
Payable for investment securities purchased		5,072,610
Payable for shares of Common Stock redeemed		796,108
Accrued expenses		178,900
		76,120,395
Net Assets ($)		631,143,590
Composition of Net Assets ($):
Paid-in capital		579,058,623
Accumulated Investment (loss)—net		(1,996,485)
Accumulated net realized gain (loss) on investments		(54,336,143)
Accumulated net unrealized appreciation
(depreciation) on investments		108,417,595
Net Assets ($)		631,143,590
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		24,605,959
Net Asset Value, offering and redemption price per share ($)		25.65
See notes to financial statements.

The Fund	11

STATEMENT OF OPERATIONS
Six Months Ended February 29, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,259,948
Affiliated issuers	1,410
Income from securities lending—Note 1(b)	87,114
Total Income	1,348,472
Expenses:
Management fee—Note 3(a)	2,101,203
Shareholder servicing costs—Note 3(b)	1,073,713
Professional fees	59,113
Prospectus and shareholders’ reports	28,746
Custodian fees—Note 3(b)	21,891
Directors’ fees and expenses—Note 3(c)	18,708
Registration fees	17,729
Interest expense—Note 2	9,906
Loan commitment fees—Note 2	2,630
Miscellaneous	11,481
Total Expenses	3,345,120
Less—reduction in fees due to earnings credits—Note 3(b)	(163)
Net Expenses	3,344,957
Investment (Loss)—Net	(1,996,485)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(45,187,171)
Net unrealized appreciation (depreciation) on investments	140,777,538
Net Realized and Unrealized Gain (Loss) on Investments	95,590,367
Net Increase in Net Assets Resulting from Operations	93,593,882
See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2012	Year Ended
	(Unaudited)	August 31, 2011
Operations ($):
Investment (loss)—net	(1,996,485)	(1,685,870)
Net realized gain (loss) on investments	(45,187,171)	67,079,551
Net unrealized appreciation
(depreciation) on investments	140,777,538	(20,018,223)
Net Increase (Decrease) in Net Assets
Resulting from Operations	93,593,882	45,375,458
Dividends to Shareholders from ($):
Investment income—net	—	(69,299)
Net realized gain on investments	(60,726,622)	(11,365,014)
Total Dividends	(60,726,622)	(11,434,313)
Capital Stock Transactions ($):
Net proceeds from shares sold	51,191,776	419,140,444
Net assets received in connection
with reorganization—Note 1	93,191,816	—
Dividends reinvested	49,552,789	9,688,846
Cost of shares redeemed	(169,558,493)	(365,811,210)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	24,377,888	63,018,080
Total Increase (Decrease) in Net Assets	57,245,148	96,959,225
Net Assets ($):
Beginning of Period	573,898,442	476,939,217
End of Period	631,143,590	573,898,442
Accumulated investment (loss)—net	(1,996,485)	—
Capital Share Transactions (Shares):
Shares sold	2,095,042	14,251,667
Shares received in connection
with reorganization—Note 1	4,283,529	—
Shares issued for dividends reinvested	2,248,324	328,681
Shares redeemed	(7,064,732)	(12,745,878)
Net Increase (Decrease) in Shares Outstanding	1,562,163	1,834,470

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 29, 2012			Year Ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	24.90	22.49	20.65	20.20	27.07	23.12
Investment Operations:
Investment income (loss)—net[a]	(.09)	(.07)	(.04)	(.00)[b]	.06	.08
Net realized and unrealized
gain (loss) on investments	3.86	2.97	1.88	.73	(1.52)	4.90
Total from Investment Operations	3.77	2.90	1.84	.73	(1.46)	4.98
Distributions:
Dividends from
investment income—net	—	(.00)[b]	—	(.16)	(.10)	—
Dividends from net realized
gain on investments	(3.02)	(.49)	—	(.12)	(5.31)	(1.03)
Total Distributions	(3.02)	(.49)	—	(.28)	(5.41)	(1.03)
Net asset value, end of period	25.65	24.90	22.49	20.65	20.20	27.07
Total Return (%)	17.12[c]	12.57	8.91	4.50	(6.04)	21.83
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.19[d]	1.16	1.22	1.38	1.23	1.21
Ratio of net expenses
to average net assets	1.19[d]	1.16	1.22	1.37	1.23	1.21
Ratio of net investment income
(loss) to average net assets	(.71)[d]	(.23)	(.15)	(.00)[e]	.26	.29
Portfolio Turnover Rate	54.55[c]	123.29	128.47	194.30	175.45	165.75
Net Assets, end of period
($ x 1,000)	631,144	573,898	476,939	199,399	103,181	122,695

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.
See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Opportunistic Small Cap Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers thirteen series, including the fund. The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to existing shareholders without a sales charge.

As of the close of business on December 15, 2011, pursuant to an Agreement and Plan of Reorganization previously approved by the Company’s Board of Directors, all of the assets, subject to the liabilities, of Dreyfus Emerging Leaders Fund (“Emerging Leaders”) were transferred to the fund in exchange for shares of Common Stock of the fund of equal value.The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Emerging Leaders received shares of the fund in an amount equal to the aggregate net asset value of their investment in Emerging Leaders at the time of the exchange.The exchange ratio was .79 to 1.The net asset value of the fund’s shares on the close of business December 15, 2011, after the reorganization was $21.75 and a total of 4,283,529 shares were issued to shareholders of Emerging Leaders in the exchange. The exchange was a tax-free event to the Emerging Leaders shareholders.

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The net unrealized appreciation/(depreciation) on investments and net assets prior to the acquisition as of the merger date for Emerging Leaders and the fund, were as follows:

	Unrealized Appreciation
	(Depreciation) ($)	Net Assets ($)
Emerging Leaders	(9,873,385)	93,191,816
Dreyfus Opportunistic Small Cap Fund	10,470,123	478,805,539
Total	596,738	571,997,355

Assuming the merger had been completed on March 1, 2011, the fund’s pro forma results in the Statement of Operations during the period ended February 29, 2012 were as follows:

Net investment (loss)	$(2,290,373)[1]
Net realized and unrealized gain (loss) on investments	94,869,406[2]
Net increase (decrease) in net assets
resulting from operations	92,579,033

1	($1,996,485) as reported in the Statement of Operations plus ($293,888) Emerging Leaders pre-merger.
2	$95,590,367 as reported in the Statement of Operations plus ($720,961) Emerging Leaders pre-merger.

Because the combined funds have been managed as a single integrated fund since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Emerging Leaders that have been included in the fund’s Statement of Operations since February 29, 2012.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance

16

with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and

18

duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	596,820,426	—	—	596,820,426
Equity Securities—
Foreign†	31,658,868	—	—	31,658,868
Mutual Funds	76,930,834	—	—	76,930,834
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS.ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended February 29, 2012, The Bank of New York Mellon earned $37,335 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

20

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended February 29, 2012 were as follows:

Affiliated
Investment
Company	Value 8/31/2011($)	Purchases($)	Sales ($)	Value 2/29/2012($)	Net Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	—	82,329,188	74,885,084	7,444,104	1.2
Dreyfus
Institutional
Cash
Advantage
Fund	106,126,483	182,312,239	218,951,992	69,486,730	11.0
Total	106,126,483	264,641,427	293,837,076	76,930,834	12.2

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 29, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each of the tax years in the three-year period ended August 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2011 was as follows: ordinary income $3,834,539 and long-term capital gains $7,599,774.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended February 29, 2012 was approximately $1,571,400 with a related weighted average annualized interest rate of 1.26%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as

22

answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended February 29, 2012, the fund was charged $700,401 pursuant to the Shareholder Services Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 29, 2012, the fund was charged $116,120 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended February 29, 2012, the fund was charged $12,821 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $163.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 29, 2012, the fund was charged $21,891 pursuant to the custody agreement.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended February 29, 2012, the fund was charged $3,209 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $383,334, shareholder services plan fees $127,778, custodian fees $23,077, chief compliance officer fees $1,061 and transfer agency per account fees $50,797.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 29, 2012 amounted to $307,415,252 and $337,932,876, respectively.

At February 29, 2012, accumulated net unrealized appreciation on investments was $108,417,595, consisting of $123,629,935 gross unrealized appreciation and $15,212,340 gross unrealized depreciation.

At February 29, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

24

Dreyfus
Opportunistic
U.S. Stock Fund

SEMIANNUAL REPORT February 29, 2012

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
22	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Opportunistic
U.S. Stock Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Opportunistic U.S. Stock Fund, covering the period since the fund’s inception of December 20, 2011, through February 29, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. stock markets faltered in the midst of heightened volatility at the start of the reporting period, when investors fled riskier assets due to adverse macroeconomic developments ranging from an unprecedented downgrade of long-term U.S. debt securities to the resurgence of a sovereign debt crisis in Europe.These factors triggered a rally among traditional safe havens, while riskier assets such as stocks suffered. Fortunately, better economic news in October helped to reverse the trend, and equity markets generally rallied over the remainder of the reporting period as fears of a return to recession waned.

Our economic forecast calls for faster U.S. GDP growth in 2012 than in 2011, and we expect the United States to continue to post better economic data than most of the rest of the developed world.An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to offset risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
March 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 20, 2011, through February 29, 2012, as provided by David A. Daglio, CFA, and Elizabeth Slover, Portfolio Managers

Fund and Market Performance Overview

For the period between the fund’s inception on December 20, 2011, and February 29, 2012, Dreyfus Opportunistic U.S. Stock Fund’s Class A shares produced a total return of 13.20%, Class C shares returned 13.04% and Class I shares returned 13.28%.1 In comparison, for the period of January 1, 2012, through February 29, 2012, the Russell 3000 Index (the “Index”) produced a total return of 9.49%.2

The fund got off to a strong start when U.S. stocks across all capitalization ranges generally rallied as previous macroeconomic concerns eased. Although the period between the fund’s inception and the end of its semiannual reporting period is too brief to provide a truly accurate assessment of longer-term performance, it is worth noting that our investment process produced positive relative results in seven of the 10 market sectors represented in the Index.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. The fund normally invests at least 80% of its assets in the stocks of publicly traded companies located in the United States.The fund may invest in the stocks of companies of any market capitalization and may hold growth or value stocks or a blend of both.

Stocks are selected for the fund’s portfolio based on a combination of fundamental, bottom-up research, macro insights and risk management. With support from a team of research analysts, we use a disciplined, opportunistic investment approach to identify stocks of companies that we believe to be attractive from a valuation and fundamental standpoint, including those that are trading materially below our estimate of intrinsic market value, those that have strong or improving fundamentals and those that have a revaluation catalyst.We focus on understanding the current fundamentals driving a company’s profits and cash flow, valuing the

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

liabilities most likely to impact the company’s business and evaluating business conditions most likely to affect the company’s prospects for future growth.

Improving Economic Fundamentals Buoyed U.S. Stocks

The fund began operations on a positive note in the midst of a broad-based market rebound. Investors were encouraged by a number of macroeconomic developments, including progress by European policymakers toward addressing the region’s financial problems and improving U.S. economic data, including more robust manufacturing activity, rising employment and greater consumer confidence. Corporate earnings generally proved stronger than most analysts expected, and many investors responded favorably to the attractive valuations among fundamentally sound companies created during last summer’s market downturn. As a result, stock prices advanced in all capitalization ranges through the end of the reporting period.

Seeking Opportunistic Values in a Recovering Market

In constructing the fund’s portfolio, we maintained a disciplined focus on investment opportunities across all capitalization ranges. We seek companies we believe are priced well below their intrinsic value with fundamental prospects much stronger than consensus expects for the one to three years ahead.

Among large-cap stocks, top performers during the reporting period included electronics innovator Apple, which continued to score success through robust sales of its smartphone and tablet computer products, and Occidental Petroleum, which benefited from excellent oil and natural gas production growth. In the midcap range, investors began to recognize that chemicals producer LyondellBasell Industries would gain a large competitive advantage from its ability to use low cost North American natural gas as its feedstock. The improvement in credit card usage and transaction volumes allowed global payments processor Visa to produce above-average results. Small-cap winners for the reporting period included mobile marketing and advertising companyVelti as encouraging results of its United States product rollout were delivered.

From an industry group perspective, we found a relatively ample number of opportunities meeting our investment criteria in the information

4

technology sector, where companies such as F5 Networks appear poised to benefit from the trends toward cloud computing and server virtualization. We also established overweighted exposure to the industrials sector, including positions in consumer information aggregator Equifax, logistics specialist C.H. RobinsonWorldwide and a number of electrical equipment and machinery producers likely to participate in the growth of domestic capital spending. The fund’s overweighted position in the consumer discretionary sector is the result of our favorable view of home builders, gaming equipment makers and Internet retailers in the recovering U.S. economy. Conversely, we have identified fewer companies meeting our criteria in the financials and energy sectors.

U.S. Stocks Attractive Compared to Other Markets

As of the end of the reporting period, we expect the United States to continue to produce moderate levels of economic growth, but the level of increase should compare favorably to Europe and Japan, which could attract investment capital from overseas and may help drive stock prices higher.The lack of attention paid to U.S. equities has created numerous investment opportunities across all capitalization ranges.The fund is well positioned to capitalize on the inefficiencies present in the marketplace.

March 15, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.
1	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1,
2013, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Russell 3000 Index is composed of the 3,000 largest U.S.
companies based on total market capitalization. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Opportunistic U.S. Stock Fund from December 20, 2011 (commencement of operations) to February 29, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 29, 2012
	Class A	Class C	Class I
Expenses paid per $1,000†	$2.52	$4.09	$1.99
Ending value (after expenses)	$1,132.00	$1,130.40	$1,132.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 29, 2012††
	Class A	Class C	Class I
Expenses paid per $1,000†††	$6.02	$9.77	$4.77
Ending value (after expenses)	$1,018.90	$1,015.17	$1,020.14

†	Expenses are equal to the fund’s annualized expense ratio of 1.20% for Class A, 1.95% for Class C and .95%
for Class I, multiplied by the average account value over the period, multiplied by 72/366 (to reflect the actual days in the period).
††	Please note that while Class A, Class C and Class I shares commenced operations on December 20, 2011, the hypothetical expenses paid during the period reflect projected activity for the full six months period for purposes of
comparability.This projection assumes that annualized expense ratios were in effect during the period September 1,
2011 to February 29, 2012.
††† Expenses are equal to the fund’s annualized expense ratio of 1.20% for Class A, 1.95% for Class C and
.95% for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
February 29, 2012 (Unaudited)

Common Stocks—96.8%	Shares	Value ($)
Consumer Discretionary—17.1%
Amazon.com	190 [a]	34,141
D.R. Horton	2,460	35,276
Delphi Automotive	2,230	71,360
International Game Technology	3,540	53,171
Lowe’s	1,230	34,907
Mohawk Industries	1,340 [a]	85,103
Newell Rubbermaid	6,920	126,636
Shuffle Master	5,380 [a]	78,548
Toll Brothers	2,890 [a]	67,799
		586,941
Consumer Staples—4.5%
Energizer Holdings	970 [a]	74,157
Philip Morris International	950	79,344
		153,501
Energy—5.9%
Cameron International	1,210 [a]	67,409
EOG Resources	590	67,177
Occidental Petroleum	640	66,797
		201,383
Financial—7.3%
Allstate	2,240	70,403
Arthur J. Gallagher & Co.	2,880	98,266
CBRE Group, Cl. A	4,490 [a]	82,302
		250,971
Health Care—4.7%
Cigna	1,730	76,310
United Therapeutics	1,780 [a]	84,959
		161,269
Industrial—18.0%
C.H. Robinson Worldwide	1,320	87,344
Caterpillar	310	35,405
Eaton	1,320	68,891
Equifax	1,610	67,684

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Granite Construction	1,200	34,320
Hubbell, Cl. B	930	69,955
Masco	5,470	64,984
Portfolio Recovery Associates	670[a]	46,719
Regal-Beloit	1,160	78,300
Robert Half International	1,110	31,557
Stanley Black & Decker	430	33,024
		618,183
Information Technology—30.6%
Analog Devices	1,670	65,481
Apple	300[a]	162,732
Applied Micro Circuits	6,020[a]	40,816
Arrow Electronics	1,180[a]	47,377
Cypress Semiconductor	1,530[a]	26,392
DealerTrack Holdings	2,840[a]	79,094
Electronic Arts	3,260[a]	53,236
EMC	2,580[a]	71,440
F5 Networks	870[a]	108,715
Intuit	1,120	64,781
QUALCOMM	1,060	65,911
TE Connectivity	940	34,357
Velti	8,570[a]	84,929
Visa, Cl. A	1,250	145,463
		1,050,724
Materials—8.7%
LyondellBasell Industries, Cl. A	2,680	115,722
Methanex	2,690	84,305
Monsanto	1,260	97,499
		297,526
Total Common Stocks
(cost $2,930,122)		3,320,498

8

Other Investment—.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $27,729)	27,729[b]	27,729

Total Investments (cost $2,957,851)	97.6%	3,348,227
Cash and Receivables (Net)	2.4%	82,594
Net Assets	100.0%	3,430,821

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	30.6	Energy	5.9
Industrial	18.0	Health Care	4.7
Consumer Discretionary	17.1	Consumer Staples	4.5
Materials	8.7	Money Market Investment	.8
Financial	7.3		97.6

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		2,930,122	3,320,498
Affiliated issuers		27,729	27,729
Receivable for investment securities sold			85,194
Dividends receivable			2,122
Prepaid expenses			92,421
Due from The Dreyfus Corporation and affiliates—Note 2(c)			13,206
			3,541,170
Liabilities ($):
Payable for investment securities purchased			84,437
Accrued expenses			25,912
			110,349
Net Assets ($)			3,430,821
Composition of Net Assets ($):
Paid-in capital			3,030,750
Accumulated Investment (loss)—net			(689)
Accumulated net realized gain (loss) on investments			10,384
Accumulated net unrealized appreciation
(depreciation) on investments			390,376
Net Assets ($)			3,430,821

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	38,281	12,369	3,380,171
Shares Outstanding	2,705	875.360	238,750
Net Asset Value Per Share ($)	14.15	14.13	14.16

See notes to financial statements.

10

STATEMENT OF OPERATIONS
From December 20, 2011 (commencement of operations)
to February 29, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	5,438
Affiliated issuers	25
Total Income	5,463
Expenses:
Management fee—Note 2(a)	4,828
Legal fees	19,833
Auditing fees	16,215
Registration fees	12,653
Prospectus and shareholders’ reports	3,500
Custodian fees—Note 2(c)	2,500
Directors’ fees and expenses—Note 2(d)	2,067
Shareholder servicing costs—Note 2(c)	727
Distribution fees—Note 2(b)	17
Miscellaneous	5,597
Total Expenses	67,937
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 2(a)	(61,785)
Net Expenses	6,152
Investment (Loss)—Net	(689)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	10,384
Net unrealized appreciation (depreciation) on investments	390,376
Net Realized and Unrealized Gain (Loss) on Investments	400,760
Net Increase in Net Assets Resulting from Operations	400,071

See notes to financial statements.

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS
From December 20, 2011 (commencement of operations
to February 29, 2012 (Unaudited)

Operations ($):
Investment (loss)—net	(689)
Net realized gain (loss) on investments	10,384
Net unrealized appreciation (depreciation) on investments	390,376
Net Increase (Decrease) in Net Assets
Resulting from Operations	400,071
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	34,750
Class C Shares	11,000
Class I Shares	2,985,000
Increase (Decrease) in Net Assets
from Capital Stock Transactions	3,030,750
Total Increase (Decrease) in Net Assets	3,430,821
Net Assets ($):
Beginning of Period	—
End of Period	3,430,821
Accumulated investment (loss)—net	(689)
Capital Share Transactions (Shares):
Class A
Shares sold	2,705
Class C
Shares sold	875
Class I
Shares sold	238,750

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS (Unaudited)

The following table describes the performance for each share class for the period from December 20, 2011 (commencement of operations) to February 29, 2012.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Class A	Class C	Class I
	Shares	Shares	Shares
Per Share Data ($):
Net asset value, beginning of period	12.50	12.50	12.50
Investment Operations:
Investment (loss)—net[a]	(.02)	(.03)	(.00)[b]
Net realized and unrealized
gain (loss) on investments	1.67	1.66	1.66
Total from Investment Operations	1.65	1.63	1.66
Net asset value, end of period	14.15	14.13	14.16
Total Return (%)[c]	13.20[d]	13.04[d]	13.28
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	12.26	14.54	10.52
Ratio of net expenses to average net assets[e]	1.20	1.95	.95
Ratio of net investment (loss)
to average net assets[e]	(.37)	(1.11)	(.10)
Portfolio Turnover Rate[c]	3.50	3.50	3.50
Net Assets, end of period ($ x 1,000)	38	12	3,380

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Exclusive of sales charge.
e	Annualized.

See notes to financial statements.

The Fund	13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Opportunistic U.S. Stock Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering thirteen series, including the fund, which commenced operation on December 20, 2011. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The fiscal year end of the fund is August 31.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of February 29, 2012, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 800 Class A, 800 Class C and 238,400 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

14

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

16

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	3,035,542	—	—	3,035,542
Equity Securities—
Foreign†	284,956	—	—	284,956
Mutual Funds	27,729	—	—	27,729
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended February 29, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	12/20/2011	($)	Purchases ($)	Sales ($)	2/29/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	—		3,072,011	3,044,282	27,729.8

18

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 29, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at an annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has contractually agreed, until January 1, 2013, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

.95% of the value of the fund’s average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $61,785 during the period ended February 29, 2012.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended February 29, 2012, Class C shares were charged $17 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 29, 2012, Class A and Class C shares were charged $14 and $6, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 29, 2012, the fund was charged $175 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services

20

related to fund subscriptions and redemptions. During the period ended February 29, 2012, the fund was charged $4 pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 29, 2012, the fund was charged $2,500 pursuant to the custody agreement.

During the period ended February 29, 2012, the fund was charged $2,652 for services performed by the Chief Compliance Officer and his staff.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $2,036, Rule 12b-1 distribution plan fees $8, shareholder services plan fees $9, custodian fees $2,500, chief compliance officer fees $1,061 and transfer agency per account fees $120, which are offset against an expense reimbursement currently in effect in the amount of $18,940.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 29, 2012, amounted to $3,026,319 and $106,443, respectively.

At February 29, 2012, accumulated net unrealized appreciation on investments was $390,376, consisting of $410,201 gross unrealized appreciation and $19,825 gross unrealized depreciation.

At February 29, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	21

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on December 13, 2011, the Board considered the approval of the fund’s Management Agreement pursuant to which Dreyfus will provide the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the approval of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

22

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.As the fund had not yet commenced operations, the Board was not able to review the fund’s performance.The Board discussed with Dreyfus representatives the portfolio management team and the investment strategies to be employed in the management of the fund’s assets.The Board noted Dreyfus’ reputation and experience.

The Board reviewed comparisons of the fund’s proposed management fee and anticipated expense ratio and reviewed the management fees and expense ratios of funds in the fund’s anticipated Lipper, Inc. (“Lipper”) category (the “Category”) and the average and median management fees of funds in the Category.The Board noted that the fund’s contractual management fee was above the average and median management fees for the funds in the Category.The fund’s estimated total expenses (as limited through at least January 1, 2013 by agreement with Dreyfus to waive receipt of its fees and/or assume the expenses of the fund so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) do not exceed 0.95% of the fund’s average daily net assets) were below the average and median expense ratios of the funds in the Category (net of any fee waivers and reimbursements).

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any

The Fund	23

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. As the fund had not yet commenced operations, Dreyfus representatives were not able to review the dollar amount of expenses allocated and profit received by Dreyfus, or any economies of scale. The Board considered potential benefits to Dreyfus from acting as investment adviser and noted the possibility of soft dollar arrangements with respect to trading the fund’s investments.The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the management fee annually after the initial term of the Agreement.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services to be provided by Dreyfus are adequate and appropriate.

  The Board concluded that since the fund had not yet com- menced operations, its performance could not be measured and was not a factor.

  The Board concluded that the fee to be paid to Dreyfus was rea- sonable in light of the considerations described above.

24

  The Board determined that because the fund had not yet com- menced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund in connection with future renewals.

The Board considered these conclusions and determinations. It should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives, and the Board’s conclusions may be based, in part, on its previous consideration of similar arrangements. The Board determined that approval of the Agreement was in the best interests of the fund and its shareholders.

The Fund	25

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Strategic Value Fund

SEMIANNUAL REPORT February 29, 2012

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
19	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Strategic Value Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Strategic Value Fund, covering the six-month period from September 1, 2011, through February 29, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. stock markets faltered in the midst of heightened volatility at the start of the reporting period, when investors fled riskier assets due to adverse macroeconomic developments ranging from an unprecedented downgrade of long-term U.S. debt securities to the resurgence of a sovereign debt crisis in Europe.These factors triggered a rally among traditional safe havens, while riskier assets such as stocks suffered. Fortunately, better economic news in October helped to reverse the trend, and equity markets generally rallied over the remainder of the reporting period as fears of a return to recession waned.

Our economic forecast calls for faster U.S. GDP growth in 2012 than in 2011, and we expect the United States to continue to post better economic data than most of the rest of the developed world.An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to offset risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
March 15, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2011, through February 29, 2012, as provided by Brian Ferguson, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended February 29, 2012, Dreyfus Strategic Value Fund’s Class A shares produced a total return of 10.86%, Class B shares produced a total return of 10.38%, Class C shares produced a total return of 10.46% and Class I shares produced a total return of 11.00%.1 The fund’s benchmark, the Russell 1000 Value Index, produced a total return of 12.84% for the same period.2

Stocks floundered early in the reporting period as a result of several macroeconomic concerns, but improving fundamentals later bolstered investor confidence, driving equities higher. The fund lagged its benchmark, primarily due to weak performance early in the reporting period when investors generally disregarded valuations as they flocked to perceived safe havens.

The Fund’s Investment Approach

The fund seeks capital appreciation. We identify potential investments through extensive quantitative and fundamental research.The fund will focus on individual stock selection (a “bottom-up” approach), emphasizing three key factors: value, when quantitative screens track traditional measures, such as price-to-earnings, price-to-book and price-to-sales ratios, and then these ratios are analyzed and compared against the market; sound business fundamentals, when a company’s balance sheet and income data are examined to determine the company’s financial history; and positive business momentum, when a company’s earnings and forecast changes are analyzed and sales and earnings trends are reviewed to determine the company’s financial condition or the presence of a catalyst that will trigger a price increase near- to mid-term.

The fund typically sells a stock when we believe there is a more attractive alternative, the stock’s valuation is excessive or there are deteriorating fundamentals, such as a loss of competitive advantage, a failure in management execution or deteriorating capital structure.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Investor Sentiment Shifted with Economic Fundamentals

Stocks declined early in the reporting period in response to a variety of macroeconomic concerns, including an unprecedented downgrade of one agency’s credit-rating of long-term U.S. government debt, a sovereign debt crisis in Greece that threatened to spread to other members of the European Union and uncertainties regarding the strength and sustainability of the U.S. economic recovery.These worries led investors to disregard valuations in favor of perceived safe havens, such as precious metals, U.S.Treasury bonds and stocks of companies that traditionally have been less sensitive to economic changes.

Fortunately, these concerns did not materialize, and investor sentiment subsequently improved when the European Union took credible steps to address the region’s problems and U.S. economic data showed clear signs of improvement. Broad market averages moved into positive territory in mid-December and produced additional gains through the first two months of 2012.

Stock Selections Produced Mixed Results

The fund’s lagging performance compared to its benchmark occurred early in the reporting period, when investors were more concerned with safety than with intrinsic valuations. This risk-averse attitude produced disappointing returns from a small number of individual holdings. In the technology sector, game software developer Electronic Arts gave up some of the gains it had achieved in prior reporting periods over concerns about the sustainability of its revenue growth and uncertainties regarding management turnover. Another technology holding, enterprise software giant Oracle, suffered to a lesser degree after reporting disappointing quarterly results. In addition, a few holdings in the materials sector were negatively affected by indications of slowing economic growth in China, a major consumer of basic materials. Notable examples include iron ore producer Cliffs Natural Resources, Freeport-McMoRan Copper & Gold and chemicals manufacturer Celanese.

On a more positive note, the fund’s disciplined analysis of underlying valuations led to underweighted exposure to the utilities and telecommunications sectors. Although both sectors benefited from their perceived defensive characteristics early in the reporting period, record high valuations hurt stocks in both sectors when equities later rebounded, causing them to end the reporting period as two of the benchmark’s weaker industry groups overall. The fund also delivered relatively strong returns in the financials sector, which bounced back strongly as Europe moved to address its debt problems and lifted the stock prices of major banks, such as Wells Fargo & Co.

Finding Opportunities Among Attractively Valued Stocks

With the U.S. economy showing signs of continued growth, we expect investor sentiment to remain generally positive, potentially providing a tailwind to equity market prospects. We believe the fund is well positioned to benefit from this environment with overweighted exposure to companies in the economically sensitive consumer discretionary and materials sectors. More specifically, we have found a relatively large number of attractive investment opportunities among media companies, where valuations currently appear reasonable in light of strong business opportunities and a variety of stockholder-friendly capital deployment initiatives. On the other hand, we have identified few, if any, reasonably valued investment opportunities among utilities or telecommunications companies, and relatively few in the consumer staples sector.

March 15, 2012

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
1	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through December 31, 2013, at which time it may be extended, terminated or modified.
Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus StrategicValue Fund from September 1, 2011 to February 29, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 29, 2012
	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$5.14	$10.04	$9.05	$3.83
Ending value (after expenses)	$1,108.60	$1,103.80	$1,104.60	$1,110.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 29, 2012
	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$4.92	$9.62	$8.67	$3.67
Ending value (after expenses)	$1,019.99	$1,015.32	$1,016.26	$1,021.23

† Expenses are equal to the fund’s annualized expense ratio of .98% for Class A, 1.92% for Class B, 1.73% for Class C and .73% for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
February 29, 2012 (Unaudited)

Common Stocks—99.7%	Shares	Value ($)
Consumer Discretionary—17.9%
Carnival	520,720	15,772,609
CBS, Cl. B	186,310	5,570,669
General Motors	199,991[a]	5,203,766
Home Depot	353,440	16,813,141
Johnson Controls	540,290	17,629,663
Macy’s	217,440	8,256,197
Newell Rubbermaid	855,870	15,662,421
News, Cl. A	1,263,730	25,110,315
NVR	6,360[a]	4,401,120
Omnicom Group	604,280	29,875,603
PVH	83,860	7,128,939
Staples	324,070	4,750,866
Time Warner	221,906	8,257,122
Toll Brothers	411,690[a]	9,658,247
Viacom, Cl. B	242,770	11,560,707
Walt Disney	378,910	15,910,431
		201,561,816
Consumer Staples—7.0%
Avon Products	298,790	5,584,385
Coca-Cola Enterprises	202,870	5,862,943
ConAgra Foods	360,180	9,454,725
CVS Caremark	320,380	14,449,138
Energizer Holdings	209,380[a]	16,007,101
Kraft Foods, Cl. A	285,140	10,855,280
PepsiCo	263,450	16,581,543
		78,795,115
Energy—12.3%
Anadarko Petroleum	134,373	11,303,457
Cameron International	192,348[a]	10,715,707
EOG Resources	241,995	27,553,551
Hess	60,470	3,925,712
Occidental Petroleum	472,510	49,315,869
Schlumberger	339,200	26,325,312
Valero Energy	385,580	9,442,854
		138,582,462

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Exchange Traded Funds—1.5%
iShares Russell 1000 Value Index Fund	246,660	16,849,345
Financial—24.6%
American Express	105,430	5,576,193
Ameriprise Financial	176,770	9,856,695
Aon	221,675	10,376,607
Capital One Financial	258,700	13,090,220
Chubb	211,260	14,357,230
Citigroup	561,397	18,705,748
Comerica	390,300	11,588,007
Franklin Resources	57,550	6,784,570
Genworth Financial, Cl. A	620,070[a]	5,636,436
Goldman Sachs Group	113,280	13,043,059
JPMorgan Chase & Co.	755,178	29,633,185
Marsh & McLennan	447,980	13,976,976
MetLife	429,499	16,557,185
Moody’s	357,360	13,797,670
NASDAQ OMX Group	190,240[a]	5,010,922
PNC Financial Services Group	178,620	10,631,462
Prudential Financial	177,690	10,867,520
SunTrust Banks	250,050	5,741,148
TD Ameritrade Holding	414,630	7,741,142
Travelers	85,290	4,944,261
U.S. Bancorp	558,240	16,412,256
Wells Fargo & Co.	1,066,700	33,377,043
		277,705,535
Health Care—13.3%
Baxter International	196,180	11,403,943
Cigna	267,730	11,809,570
Eli Lilly & Co.	121,320	4,760,597
Humana	63,850	5,561,335
Johnson & Johnson	235,407	15,320,288
McKesson	135,440	11,310,594
Medtronic	50,960	1,942,595
Merck & Co.	624,190	23,825,332
Mylan	239,930[a]	5,623,959
Pfizer	2,018,520	42,590,772

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Thermo Fisher Scientific	92,670[a]	5,246,975
UnitedHealth Group	203,884	11,366,533
		150,762,493
Industrial—9.0%
Caterpillar	49,040	5,600,858
Cooper Industries	82,510	5,051,262
Dover	166,260	10,643,965
Eaton	213,220	11,127,952
General Electric	1,591,250	30,313,313
Honeywell International	89,400	5,325,558
Hubbell, Cl. B	72,760	5,473,007
Owens Corning	271,811[a]	8,602,818
Pitney Bowes	302,376[b]	5,482,077
Stanley Black & Decker	109,120	8,380,416
United Technologies	61,920	5,193,230
		101,194,456
Information Technology—9.0%
Cisco Systems	1,655,200	32,905,376
Electronic Arts	652,750[a]	10,659,408
Oracle	292,490	8,561,182
QUALCOMM	444,710	27,652,068
SanDisk	264,790[a]	13,096,513
Texas Instruments	245,290	8,180,422
		101,054,969
Materials—4.8%
Air Products & Chemicals	58,880	5,313,331
Celanese, Ser. A	220,960	10,511,067
Dow Chemical	575,410	19,281,989
Eastman Chemical	103,940	5,626,272
Freeport-McMoRan Copper & Gold	119,010	5,065,066
International Paper	245,710	8,636,707
		54,434,432
Utilities—.3%
Exelon	82,000	3,203,740
Total Common Stocks
(cost $1,064,872,128)		1,124,144,363

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,885,557)	5,885,557[c]	5,885,557

Investment of Cash Collateral
for Securities Loaned—.5%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $5,134,120)	5,134,120[c]	5,134,120

Total Investments (cost $1,075,891,805)	100.7	1,135,164,040
Liabilities, Less Cash and Receivables	(.7%)	(8,163,227)
Net Assets	100.0%	1,127,000,813

a Non-income producing security.
b Security, or portion thereof, on loan.At February 29, 2012, the value of the fund’s securities on loan was
$5,031,438 and the value of the collateral held by the fund was $5,134,120.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	24.6	Consumer Staples	7.0
Consumer Discretionary	17.9	Materials	4.8
Health Care	13.3	Exchange Traded Funds	1.5
Energy	12.3	Money Market Investments	1.0
Industrial	9.0	Utilities	.3
Information Technology	9.0		100.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2012 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $5,031,438)—Note 1(b):
Unaffiliated issuers			1,064,872,128	1,124,144,363
Affiliated issuers			11,019,677	11,019,677
Cash				198,999
Receivable for investment securities sold				36,892,414
Dividends and securities lending income receivable				2,407,914
Receivable for shares of Common Stock subscribed				442,693
Prepaid expenses				74,223
				1,175,180,283
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				789,399
Payable for investment securities purchased				40,052,347
Liability for securities on loan—Note 1(b)				5,134,120
Payable for shares of Common Stock redeemed				1,843,344
Interest payable—Note 2				434
Accrued expenses				359,826
				48,179,470
Net Assets ($)				1,127,000,813
Composition of Net Assets ($):
Paid-in capital				1,093,310,604
Accumulated undistributed investment income—net				1,410,415
Accumulated net realized gain (loss) on investments				(26,992,441)
Accumulated net unrealized appreciation
(depreciation) on investments				59,272,235
Net Assets ($)				1,127,000,813

Net Asset Value Per Share
	Class A	Class B	Class C	Class I
Net Assets ($)	880,764,339	1,242,383	53,956,957	191,037,134
Shares Outstanding	30,475,001	44,954	1,949,752	6,603,661
Net Asset Value Per Share ($)	28.90	27.64	27.67	28.93

See notes to financial statements.

The Fund	11

STATEMENT OF OPERATIONS
Six Months Ended February 29, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	10,137,110
Affiliated issuers	756
Income from securities lending—Note 1(b)	6,705
Total Income	10,144,571
Expenses:
Management fee—Note 3(a)	3,528,469
Shareholder servicing costs—Note 3(c)	1,731,245
Distribution fees—Note 3(b)	197,015
Professional fees	66,990
Prospectus and shareholders’ reports	63,767
Directors’ fees and expenses—Note 3(d)	62,405
Registration fees	41,846
Custodian fees—Note 3(c)	24,835
Loan commitment fees—Note 2	5,734
Interest expense—Note 2	3,661
Miscellaneous	62,743
Total Expenses	5,788,710
Less—reduction in management fee due to undertaking—Note 3(a)	(1,162,739)
Less—reduction in fees due to earnings credits—Note 3(c)	(255)
Net Expenses	4,625,716
Investment Income—Net	5,518,855
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	24,120,168
Net unrealized appreciation (depreciation) on investments	83,944,598
Net Realized and Unrealized Gain (Loss) on Investments	108,064,766
Net Increase in Net Assets Resulting from Operations	113,583,621

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2012	Year Ended
	(Unaudited)	August 31, 2011
Operations ($):
Investment income—net	5,518,855	5,824,302
Net realized gain (loss) on investments	24,120,168	97,982,582
Net unrealized appreciation
(depreciation) on investments	83,944,598	(22,195,946)
Net Increase (Decrease) in Net Assets
Resulting from Operations	113,583,621	81,610,938
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(6,241,886)	(4,284,720)
Class C Shares	—	(4,026)
Class I Shares	(1,577,119)	(712,083)
Total Dividends	(7,819,005)	(5,000,829)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	40,427,701	180,463,006
Class B Shares	1,565	107,295
Class C Shares	1,801,270	14,905,564
Class I Shares	40,397,804	124,773,051
Net assets received in connection
with reorganizations—Note 1	353,949,949	—
Dividends reinvested:
Class A Shares	5,700,603	3,979,862
Class C Shares	—	3,009
Class I Shares	1,049,597	589,826
Cost of shares redeemed:
Class A Shares	(126,929,912)	(193,366,113)
Class B Shares	(1,447,127)	(2,963,623)
Class C Shares	(10,189,418)	(16,686,438)
Class I Shares	(59,480,558)	(73,748,652)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	245,281,474	38,056,787
Total Increase (Decrease) in Net Assets	351,046,090	114,666,896
Net Assets ($):
Beginning of Period	775,954,723	661,287,827
End of Period	1,127,000,813	775,954,723
Undistributed investment income—net	1,410,415	3,710,565

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	February 29, 2012	Year Ended
	(Unaudited)	August 31, 2011
Capital Share Transactions:
Class Aa
Shares sold	1,531,707	6,288,752
Shares issued in connection
with reorganizations—Note 1	10,646,596	—
Shares issued for dividends reinvested	224,162	143,263
Shares redeemed	(4,756,154)	(6,868,340)
Net Increase (Decrease) in Shares Outstanding	7,656,311	(436,325)
Class Ba
Shares sold	67	3,785
Shares issued in connection
with reorganizations—Note 1	13,936	—
Shares redeemed	(57,722)	(110,504)
Net Increase (Decrease) in Shares Outstanding	(43,719)	(106,719)
Class C
Shares sold	70,866	535,560
Shares issued in connection
with reorganizations—Note 1	250,370	—
Shares issued for dividends reinvested	—	113
Shares redeemed	(398,783)	(620,905)
Net Increase (Decrease) in Shares Outstanding	(77,547)	(85,232)
Class I
Shares sold	1,495,819	4,337,271
Shares issued in connection
with reorganizations—Note 1	2,618,126	—
Shares issued for dividends reinvested	41,258	21,247
Shares redeemed	(2,250,282)	(2,580,629)
Net Increase (Decrease) in Shares Outstanding	1,904,921	1,777,889

a	During the period ended February 29, 2012, 35,312 Class B shares representing $886,161 were automatically converted to 33,682 Class A shares and during the period ended August 31, 2011, 49,753 Class B shares representing $1,350,217 were automatically converted to 47,592 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 29, 2012			Year Ended August 31,
Class A Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	26.27	23.30	23.50	28.42	33.56	30.75
Investment Operations:
Investment income—net[a]	.16	.21	.14	.22	.27	.31
Net realized and unrealized
gain (loss) on investments	2.67	2.95	(.20)	(4.88)	(3.21)	4.60
Total from
Investment Operations	2.83	3.16	(.06)	(4.66)	(2.94)	4.91
Distributions:
Dividends from
investment income—net	(.20)	(.19)	(.14)	(.26)	(.29)	(.21)
Dividends from net realized
gain on investments	—	—	—	—	(1.91)	(1.89)
Total Distributions	(.20)	(.19)	(.14)	(.26)	(2.20)	(2.10)
Net asset value, end of period	28.90	26.27	23.30	23.50	28.42	33.56
Total Return (%)[b]	10.86[c]	13.52	(.29)	(16.14)	(9.39)	16.32
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.23[d]	1.20	1.22	1.27	1.16	1.18
Ratio of net expenses
to average net assets	.98[d]	.98	1.05	1.26	1.16	1.18
Ratio of net investment income
to average net assets	1.17[d]	.74	.56	1.09	.88	.94
Portfolio Turnover Rate	51.63[c]	88.37	91.83	119.48	107.46	64.86
Net Assets, end of period
($ x 1,000)	880,764	599,377	541,877	505,409	526,723	433,687

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 29, 2012			Year Ended August 31,
Class B Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	25.04	22.28	22.53	27.23	32.21	29.62
Investment Operations:
Investment income (loss)—net[a]	.03	(.06)	(.08)	.04	.02	.05
Net realized and unrealized
gain (loss) on investments	2.57	2.82	(.17)	(4.68)	(3.09)	4.43
Total from
Investment Operations	2.60	2.76	(.25)	(4.64)	(3.07)	4.48
Distributions:
Dividends from
investment income—net	—	—	—	(.06)	—	—
Dividends from net realized
gain on investments	—	—	—	—	(1.91)	(1.89)
Total Distributions	—	—	—	(.06)	(1.91)	(1.89)
Net asset value, end of period	27.64	25.04	22.28	22.53	27.23	32.21
Total Return (%)[b]	10.38[c]	12.39	(1.11)	(16.98)	(10.12)	15.42
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.29[d]	2.08	2.00	2.24	1.97	1.96
Ratio of net expenses
to average net assets	1.92[d]	1.94	1.90	2.23	1.97	1.96
Ratio of net investment income
(loss) to average net assets	.22[d]	(.22)	(.32)	.18	.05	.16
Portfolio Turnover Rate	51.63[c]	88.37	91.83	119.48	107.46	64.86
Net Assets, end of period
($ x 1,000)	1,242	2,221	4,353	7,850	16,480	16,606

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

Six Months Ended
February 29, 2012			Year Ended August 31,
Class C Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	25.05	22.24	22.45	27.17	32.22	29.65
Investment Operations:
Investment income (loss)—net[a]	.05	(.00)[b]	(.05)	.07	.04	.05
Net realized and unrealized
gain (loss) on investments	2.57	2.81	(.16)	(4.67)	(3.09)	4.44
Total from
Investment Operations	2.62	2.81	(.21)	(4.60)	(3.05)	4.49
Distributions:
Dividends from
investment income—net	—	(.00)[b]	—	(.12)	(.09)	(.03)
Dividends from net realized
gain on investments	—	—	—	—	(1.91)	(1.89)
Total Distributions	—	(.00)[b]	—	(.12)	(2.00)	(1.92)
Net asset value, end of period	27.67	25.05	22.24	22.45	27.17	32.22
Total Return (%)[c]	10.46[d]	12.64	(.94)	(16.83)	(10.05)	15.45
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.99[e]	1.93	1.95	2.04	1.92	1.91
Ratio of net expenses
to average net assets	1.73[e]	1.73	1.80	2.03	1.91	1.91
Ratio of net investment income
(loss) to average net assets	.40[e]	(.01)	(.19)	.34	.13	.17
Portfolio Turnover Rate	51.63[d]	88.37	91.83	119.48	107.46	64.86
Net Assets, end of period
($ x 1,000)	53,957	50,792	46,986	43,593	53,065	30,079

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 29, 2012			Year Ended August 31,
Class I Shares	(Unaudited)	2011	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value,
beginning of period	26.30	23.31	23.48	28.45	33.58	30.78
Investment Operations:
Investment income—net[b]	.19	.28	.21	.25	.24	.39
Net realized and unrealized
gain (loss) on investments	2.67	2.94	(.21)	(4.91)	(3.13)	4.59
Total from
Investment Operations	2.86	3.22	—	(4.66)	(2.89)	4.98
Distributions:
Dividends from
investment income—net	(.23)	(.23)	(.17)	(.31)	(.33)	(.29)
Dividends from net realized
gain on investments	—	—	—	—	(1.91)	(1.89)
Total Distributions	(.23)	(.23)	(.17)	(.31)	(2.24)	(2.18)
Net asset value, end of period	28.93	26.30	23.31	23.48	28.45	33.58
Total Return (%)	11.00[c]	13.83	(.07)	(16.06)	(9.21)	16.57
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.98[d]	1.10	1.12	1.12	1.11	1.00
Ratio of net expenses
to average net assets	.73[d]	.73	.82	1.11	1.09	1.00
Ratio of net investment income
to average net assets	1.43[d]	.98	.81	1.25	1.02	1.14
Portfolio Turnover Rate	51.63[c]	88.37	91.83	119.48	107.46	64.86
Net Assets, end of period
($ x 1,000)	191,037	123,565	68,071	35,976	79,567	7,200

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Value Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering thirteen series, including the fund. The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

As of the close of business on November 16, 2011, pursuant to an Agreement and Plan of Reorganization previously approved by the Company’s Board of Directors, all of the assets, subject to the liabilities, ofThe Dreyfus/Laurel FundsTrust — Dreyfus CoreValue Fund (“Core Value”) were transferred to the fund in exchange for corresponding classes of shares of Common Stock of the fund of equal value.The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Class A, Class B, Class C and Class I shares of CoreValue received Class A, Class B, Class C and Class I shares of the fund, respectively, in each case in an amount equal to the aggregate net asset value of their investment in CoreValue at the time of the exchange. Shareholders of Institutional shares of Core Value received Class I shares of the fund.The exchange ratio for each class was as follows: Class A–.85 to 1, Class B–.88 to 1, Class C–.88 to 1, Class I–.85 to 1 and Institutional shares–.85 to 1.The net asset value of the fund’s shares on the close of business on November 16, 2011, after the reorganization, was $26.32 for Class A, $25.04 for Class B, $25.06 for Class C and $26.36 for Class I shares, and a total of 10,622,681 Class A shares, 13,936 Class B shares, 248,377 Class C shares and 894,770 Class I shares were issued to shareholders of CoreValue in the exchange.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The net unrealized (depreciation) on investments and net assets prior to the acquisition as of the merger date for Core Value and the fund, were as follows:

	Unrealized
	(Depreciation) ($)	Net Assets ($)
Core Value	(5,850,903)	309,705,260
Dreyfus Strategic Value
Fund	(8,474,274)	747,196,897
Total	(14,325,177)	1,056,902,157

As of the close of business on November 21, 2011, pursuant to an Agreement and Plan of Reorganization previously approved by the Company’s Board of Directors, all of the assets, subject to the liabilities, of Dreyfus Premier Investment Funds — Dreyfus Large Cap Value Fund (“Large Cap Value”) were transferred to the fund in exchange for corresponding classes of shares of Common Stock of the fund of equal value.The purpose of the transaction was to combine two funds with comparable investment objectives and strateties. Shareholders of Class A, Class C and Class I shares of Large CapValue received Class A, Class C and Class I shares of the fund, respectively, in each case in an amount equal to the aggregate net asset value of their investment in Large CapValue at the time of the exchange.The exchange ratio for each class was as follows: Class A–.29 to 1, Class C–.30 to 1 and Class I–.29 to 1. The net asset value of the fund’s shares on the close of business on November 21, 2011, after the reorganization, was $25.26 for Class A, $24.05 for Class C and $25.30 for Class I shares, and a total of 23,915 Class A shares, 1,993 Class C shares and 1,723,356 Class I shares were issued to shareholders of Large CapValue in the exchange.The exchange was a tax-free event to the Large Cap Value shareholders.

The net unrealized (depreciation) on investments and net assets prior to the acquisition as of the merger date for Large Cap Value and the fund, were as follows:

	Unrealized
	(Depreciation) ($)	Net Assets ($)
Large Cap Value	(6,325,006)	44,244,690
Dreyfus Strategic Value
Fund	(58,431,566)	1,012,274,866
Total	(64,756,572)	1,056,519,556

Assuming the mergers of Core Value and Large Cap Value had been completed on September 1, 2011, the fund’s pro forma results of the Statement of Operations during the period ended February 29, 2012 were as follows:

Net investment income	$6,138,837[1]
Net realized and unrealized gain (loss) on investments	106,220,240[2]
Net increase (decrease) in net assets
resulting from operations	112,359,077

1	$5,518,855 as reported in the Statement of Operations plus $497,209 Core Value and $122,773 Large Cap Value pre-merger.
2	$108,064,766 as reported in the Statement of Operations plus $140,846 Core Value and $(1,985,372) Large Cap Value pre-merger.

Because the combined funds have been managed as a single integrated fund since the mergers were completed, it is not practicable to separate the amounts of revenue and earnings of Core Value and Large Cap Value that have been included in the fund’s Statement of Operations since February 29, 2012.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fund is authorized to issue 600 million shares of $.001 par value Common Stock. At the end of the reporting period, the fund offered four classes of shares: Class A (300 million shares authorized), Class B (100 million shares authorized), Class C (100 million shares authorized) and Class I (100 million shares authorized).Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares were subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically converted to Class A shares after six years.The fund no longer offers Class B shares. Effective on or about March 13, 2012, all outstanding Class B shares were automatically converted to Class A shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	1,107,295,018	—	—	1,107,295,018
Mutual Funds/
Exchange
Traded Funds	27,869,022	—	—	27,869,022

† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended February 29, 2012,The Bank of New York Mellon earned $2,874 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended February 29, 2012 were as follows:

Affiliated Investment Company	Value 8/31/2011($)	Purchases ($)	Sales ($)	Value 2/29/2012($)	Net Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	174,000	112,597,535	106,885,978	5,885,557.5
Dreyfus
Institutional
Cash
Advantage
Fund	42,142,311	118,647,825	155,656,016	5,134,120.5
Total	42,316,311	231,245,360	262,541,994	11,019,677	1.0

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended February 29, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended August 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $47,474,086 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2011. If not applied, $43,463,536 of the carryover expires in fiscal 2018.As a result of the fund’s merger with Dreyfus Premier IntrinsicValue Fund, capital losses of $4,010,550 are available to offset future gains, if any. Based on certain provisions in the Code, the amount of losses which can be utilized in subsequent years is subject to an annual limitation. This acquired capital loss will expire in fiscal 2015.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2011 was as follows: ordinary income $5,000,829. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended February 29, 2012 was approximately $602,700 with a related weighted average annualized interest rate of 1.22%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund until December 31, 2013, so that the net operating expenses of Class A, Class B, Class C and Class I shares (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .98%, 1.90%, 1.73% and .73% of the value of the respective class shares average daily net assets.The Manager had contractually agreed to waive receipt of its fees and/or assume the expenses of the fund from September 1, 2011 through November 16, 2011, so that the net operating expenses of Class B shares (exclusive of certain expenses as described above) did not exceed 1.94% of the value of their average daily net assets.The reduction in management fee, pursuant to the undertakings, amounted to $1,162,739 during the period ended February 29, 2012.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended February 29, 2012, the Distributor retained $10,229 from commissions earned on sales of the fund’s Class A shares, and $862 and $9,916 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. During the period ended February 29, 2012, Class B and Class C shares were charged $6,253 and $190,762, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended February 29, 2012, Class A, Class B and Class C shares were charged $917,684, $2,085 and $63,587, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 29, 2012, the fund was charged $146,908 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended February 29, 2012, the fund was charged $20,358 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $255.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 29, 2012, the fund was charged $24,835 pursuant to the custody agreement.

During the period ended February 29, 2012, the fund was charged $3,209 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $675,760, Rule 12b-1 distribution plan fees $33,290, shareholder services plan fees $186,836, custodian fees $28,900, chief compliance officer fees $1,061 and transfer agency per account fees $65,983, which are offset against an expense reimbursement currently in effect in the amount of $202,431.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 29, 2012, amounted to $743,764,574 and $487,798,595, respectively.

At February 29, 2012, accumulated net unrealized appreciation on investments was $59,272,235, consisting of $103,904,032 gross unrealized appreciation and $44,631,797 gross unrealized depreciation.

At February 29, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Dreyfus
Structured Midcap Fund

SEMIANNUAL REPORT February 29, 2012

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
20	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Structured Midcap Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Structured Midcap Fund, covering the six-month period from September 1, 2011, through February 29, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. stock markets faltered in the midst of heightened volatility at the start of the reporting period, when investors fled riskier assets due to adverse macroeconomic developments ranging from an unprecedented downgrade of long-term U.S. debt securities to the resurgence of a sovereign debt crisis in Europe.These factors triggered a rally among traditional safe havens, while riskier assets such as stocks suffered. Fortunately, better economic news in October helped to reverse the trend, and equity markets generally rallied over the remainder of the reporting period as fears of a return to recession waned.

Our economic forecast calls for faster U.S. GDP growth in 2012 than in 2011, and we expect the United States to continue to post better economic data than most of the rest of the developed world.An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to offset risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
March 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2011, through February 29, 2012, as provided by Patrick Slattery,Warren Chiang, Jocelin Reed, Ronald Gala and C.Wesley Boggs, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended February 29, 2012, Dreyfus Structured Midcap Fund’s Class A shares produced a total return of 13.93%, Class B shares returned 13.46%, Class C shares returned 13.45% and Class I shares returned 13.96%.1 In comparison, the Standard & Poor’s MidCap 400 Index (“S&P 400 Index”), the fund’s benchmark, produced a total return of 12.54% for the same period.2

After suffering pronounced weakness in September, midcap stocks generally rallied over the remainder of the reporting period as macroeconomic concerns waned.The fund produced higher returns than its benchmark, which we attribute to the effectiveness of the valuation and quality factors that drive our security selection process.

The Fund’s Investment Approach

The fund seeks long-term capital growth.To pursue this goal, the fund invests at least 80% of its net assets in the stocks of companies included in the S&P 400 Index or the Russell Midcap Index at the time of purchase. The fund’s stock investments may include common stocks, preferred stocks and convertible securities of U.S. and foreign issuers.We construct the portfolio through a “bottom-up” structured approach focusing on stock selection as opposed to making proactive decisions as to industry sector exposure. The approach seeks to identify undervalued securities through a quantitative process that ranks stocks based on value measures, behavioral/momentum factors and earnings quality metrics.We attempt to maintain a diversified portfolio with industry groups relative to the S&P 400 Index.

Improving Economic Fundamentals Buoyed U.S. Stocks

The reporting period began on a negative note, with stock markets throughout the world floundering due to several macroeconomic

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

concerns, including an unprecedented downgrade of one agency’s credit-rating of long-term U.S. government debt, the possibility that a sovereign debt crisis in Greece might spread to other members of the European Union and uncertainties regarding the strength and sustainability of the U.S. economic recovery. As a result, investors fled riskier assets, such as stocks, in favor of traditional safe havens, particularly U.S. Treasury securities.

Fortunately, most of the worries plaguing investors in September failed to materialize. During the fall of 2011, European policymakers took steps toward addressing the region’s financial problems, and U.S. economic data showed clear signs of improvement, including robust manufacturing activity, rising employment and greater consumer confidence. In addition, corporate earnings reports generally were stronger than most analysts had expected, and many investors responded favorably to more attractive valuations among fundamentally sound companies in the wake of the earlier downturn.These positive developments lifted stock prices across all capitalization ranges, including midcap stocks, through the end of the reporting period.

Valuation and Quality Factors Proved Effective

For the reporting as a whole, the quantitative modeling factors at the heart of the fund’s stock selection process enhanced returns compared to the benchmark.Valuation factors made the greatest positive contribution to the fund’s relative performance, while quality factors also contributed positively to the success of our bottom-up security selection strategy.

Security selections were especially favorable in the financials sector. Commercial bank KeyCorp reported better-than-expected quarterly earnings, and the bank showed loan growth for the first time in several years. Among insurance companies, StanCorp Financial Group achieved an improved benefit ratio, which translated into earnings that exceeded analysts’ expectations.

In the information technology sector, data processor Fair Isaac issued a favorable earnings forecast, causing its stock price to climb sharply in a short period of time. Information technology management software and solutions company CA Technologies also reported a positive earnings surprise, and investors responded favorably when the company increased

4

its dividend and bought back shares. Results from the energy sector were bolstered by Plains Exploration & Production, which achieved higher earnings amid plans to sell deepwater assets in the Gulf of Mexico to pay down debt and fund exploration in other areas.

The fund encountered more disappointing results in the industrials sector, where machinery producer Gardner Denver issued 2012 earnings guidance that fell short of expectations. In the consumer discretionary sector, electronics retailer RadioShack suffered from lower profit margins and weak earnings, which prompted the company to suspend its share buyback program.

Finding Opportunities Across All Market Sectors

Although we choose the fund’s investments one company at a time, and not according to broad macroeconomic or market trends, it is worth noting that a turbulent environment has created attractive valuations in many sectors of the midcap stock market. Our quantitative investment approach, with its broad range of modeling factors, has continued to identify ample opportunities to invest in fundamentally strong companies across the full range of market sectors that, in our analysis, may have been punished too severely during the market downturn.

March 15, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. market.
Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Structured Midcap Fund from September 1, 2011 to February 29, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 29, 2012

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$7.55	$11.78	$11.52	$7.45
Ending value (after expenses)	$1,139.30	$1,134.60	$1,134.50	$1,139.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 29, 2012

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$7.12	$11.12	$10.87	$7.02
Ending value (after expenses)	$1,017.80	$1,013.82	$1,014.07	$1,017.90

† Expenses are equal to the fund’s annualized expense ratio of 1.42% for Class A, 2.22% for Class B, 2.17% for
Class C and 1.40% for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
February 29, 2012 (Unaudited)

Common Stocks—98.5%	Shares	Value ($)
Consumer Discretionary—14.6%
Aaron’s	27,900	779,526
American Greetings, Cl. A	14,300 [a]	214,500
ANN	14,500 [b]	346,405
Best Buy	9,200	227,240
Bob Evans Farms	23,300	857,440
Brinker International	27,000	744,930
Cheesecake Factory	19,800 [b]	586,872
Chico’s FAS	23,200	348,232
Dillard’s, Cl. A	6,200	379,068
GameStop, Cl. A	13,600 [a]	309,808
International Speedway, Cl. A	2,600	65,416
ITT Educational Services	9,500 [a,b]	652,080
O’Reilly Automotive	5,600 [b]	484,400
Penn National Gaming	7,400 [b]	314,870
PetSmart	15,500	863,970
RadioShack	24,100 [a]	170,869
Scholastic	27,300 [a]	834,561
Sotheby’s	12,000	472,080
Tupperware Brands	5,700	357,333
Weight Watchers International	3,300 [a]	257,334
Williams-Sonoma	1,500	57,900
Wynn Resorts	1,500	177,810
		9,502,644
Consumer Staples—5.1%
Church & Dwight	26,500	1,265,110
Coca-Cola Enterprises	27,600	797,640
Constellation Brands, Cl. A	36,100 [b]	788,424
Smithfield Foods	20,000 [b]	468,600
Tootsie Roll Industries	900 [a]	20,925
		3,340,699
Energy—6.5%
Helix Energy Solutions Group	50,500 [b]	971,620
HollyFrontier	16,800	548,184
Oceaneering International	5,600	303,912
Plains Exploration & Production	17,600 [b]	775,632

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Energy (continued)
Superior Energy Services	19,700 [b]	577,998
Tesoro	14,700 [b]	389,991
Valero Energy	26,200	641,638
		4,208,975
Financial—17.3%
American Financial Group	20,350	762,108
BRE Properties	1,300 [c]	62,959
Cathay General Bancorp	24,200	395,428
Comerica	5,600	166,264
Cousins Properties	11,600 [c]	85,724
Discover Financial Services	10,300	309,103
Equity One	2,600 [c]	49,452
Highwoods Properties	7,900 [c]	252,800
Hospitality Properties Trust	26,700 [c]	660,291
Huntington Bancshares	16,500	96,443
KeyCorp	57,100	462,510
Liberty Property Trust	15,300 [c]	518,976
Lincoln National	7,300	181,332
Macerich	2,598 [c]	140,266
Mack-Cali Realty	32,800 [c]	938,080
Protective Life	14,700	408,219
Rayonier	24,500 [c]	1,090,740
Reinsurance Group of America	18,500	1,066,895
SEI Investments	39,800	786,050
SL Green Realty	8,700 [c]	661,635
StanCorp Financial Group	11,700	465,192
Waddell & Reed Financial, Cl. A	20,300	640,668
Webster Financial	40,700	890,516
Weingarten Realty Investors	1,300 [c]	32,370
Zions Bancorporation	7,400	140,600
		11,264,621
Health Care—11.7%
Agilent Technologies	9,200	401,304
AMERIGROUP	3,800 [b]	258,134
Charles River Laboratories International	12,700 [b]	446,151
Covance	17,000 [b]	811,410

8

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Health Net	5,200 [b]	196,248
Hill-Rom Holdings	26,500	900,205
Humana	5,400	470,340
LifePoint Hospitals	8,400 [b]	327,348
Medicis Pharmaceutical, Cl. A	10,900	380,846
Myriad Genetics	1,800 [b]	43,560
ResMed	36,900 [b]	1,081,170
Techne	11,700	837,603
Thoratec	26,900 [b]	928,050
United Therapeutics	10,500 [b]	501,165
		7,583,534
Industrial—15.6%
AGCO	16,600 [b]	857,058
Alaska Air Group	14,300 [b]	980,551
Alliant Techsystems	10,400	624,000
CARBO Ceramics	10,500 [a]	962,325
Corrections Corp. of America	39,000	977,340
Gardner Denver	13,900	954,652
Helmerich & Payne	6,300	386,190
KBR	8,700	315,984
Kennametal	18,000	829,260
Korn/Ferry International	5,100 [b]	81,447
Nordson	16,700	917,999
Pitney Bowes	34,700 [a]	629,110
Timken	14,800	775,520
URS	19,300	842,445
WABCO Holdings	400 [b]	23,796
		10,157,677
Information Technology—15.0%
ACI Worldwide	6,300 [b]	238,014
Aecom Technology	15,500 [b]	361,925
BMC Software	10,700 [b]	400,608
CA	35,700	964,971
Cadence Design Systems	58,100 [b]	683,837
Dolby Laboratories, Cl. A	7,900 [b]	300,753
DST Systems	16,515	875,295

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
FactSet Research Systems	4,100 [a]	358,340
Fair Isaac	15,200	615,296
IAC/InterActiveCorp	8,900	405,840
Kronos Worldwide	12,400	289,788
Lender Processing Services	9,700	213,788
LSI	48,700 [b]	418,820
NVIDIA	18,100 [b]	274,215
Plantronics	21,500	801,950
QLogic	39,700 [b]	682,443
Synopsys	25,700 [b]	783,079
Tech Data	17,500 [b]	935,900
Vishay Intertechnology	12,600 [b]	154,476
		9,759,338
Materials—5.8%
CF Industries Holdings	4,400	818,400
Domtar	11,200	1,073,744
Minerals Technologies	13,900	897,523
NewMarket	4,100 [a]	747,963
Steel Dynamics	14,400	213,264
		3,750,894
Telecommunication Services—1.3%
Telephone & Data Systems	23,870 [a]	603,195
Valassis Communications	8,800 [b]	219,824
		823,019
Utilities—5.6%
Cleco	17,500	673,400
Great Plains Energy	46,900	927,682
Hawaiian Electric Industries	29,800 [a]	746,490
NV Energy	14,400	225,792
Questar	52,100	1,001,362
Wisconsin Energy	2,900	98,832
		3,673,558
Total Common Stocks
(cost $59,091,455)		64,064,959

10

Other Investment—1.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,021,032)	1,021,032[d]	1,021,032

Investment of Cash Collateral
for Securities Loaned—6.8%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $4,430,365)	4,430,365[d]	4,430,365

Total Investments (cost $64,542,852)	106.9%	69,516,356
Liabilities, Less Cash and Receivables	(6.9%)	(4,507,099)
Net Assets	100.0%	65,009,257

a Security, or portion thereof, on loan.At February 29, 2012, the value of the fund’s securities on loan was
$4,247,343 and the value of the collateral held by the fund was $4,430,365.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	17.3	Energy	6.5
Industrial	15.6	Materials	5.8
Information Technology	15.0	Utilities	5.6
Consumer Discretionary	14.6	Consumer Staples	5.1
Health Care	11.7	Telecommunication Services	1.3
Money Market Investments	8.4		106.9

† Based on net assets.
See notes to financial statements.

The Fund	11

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2012 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $4,247,343)—Note 1(b):
Unaffiliated issuers			59,091,455	64,064,959
Affiliated issuers			5,451,397	5,451,397
Cash				63,858
Receivable for shares of Common Stock subscribed				99,656
Dividends and securities lending income receivable				92,307
Prepaid expenses				16,365
				69,788,542
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				71,134
Liability for securities on loan—Note 1(b)				4,430,365
Payable for shares of Common Stock redeemed				175,281
Accrued expenses				102,505
				4,779,285
Net Assets ($)				65,009,257
Composition of Net Assets ($):
Paid-in capital				78,282,813
Accumulated undistributed investment income—net				5,571
Accumulated net realized gain (loss) on investments				(18,252,631)
Accumulated net unrealized appreciation
(depreciation) on investments				4,973,504
Net Assets ($)				65,009,257

Net Asset Value Per Share
	Class A	Class B	Class C	Class I
Net Assets ($)	27,865,899	205,571	11,008,944	25,928,843
Shares Outstanding	1,310,172	10,467	557,555	1,203,199
Net Asset Value Per Share ($)	21.27	19.64	19.75	21.55

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended February 29, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends;
Unaffiliated issuers	438,913
Affiliated issuers	131
Income from securities lending—Note 1(b)	16,043
Total Income	455,087
Expenses:
Management fee—Note 3(a)	217,328
Shareholder servicing costs—Note 3(c)	104,210
Distribution fees—Note 3(b)	39,898
Registration fees	25,858
Professional fees	23,355
Custodian fees—Note 3(c)	17,191
Prospectus and shareholders’ reports	10,376
Directors’ fees and expenses—Note 3(d)	3,222
Loan commitment fees—Note 2	496
Miscellaneous	7,592
Total Expenses	449,526
Less—reduction in fees due to earnings credits—Note 3(c)	(10)
Net Expenses	449,516
Investment Income—Net	5,571
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	844,588
Net unrealized appreciation (depreciation) on investments	6,617,625
Net Realized and Unrealized Gain (Loss) on Investments	7,462,213
Net Increase in Net Assets Resulting from Operations	7,467,784

See notes to financial statements.

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2012	Year Ended
	(Unaudited)	August 31, 2011
Operations ($):
Investment income—net	5,571	(271,585)
Net realized gain (loss) on investments	844,588	18,979,741
Net unrealized appreciation
(depreciation) on investments	6,617,625	4,085,751
Net Increase (Decrease) in Net Assets
Resulting from Operations	7,467,784	22,793,907
Dividends to Shareholders from ($):
Investment income—net:
Class I Shares	—	(55,786)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	5,124,813	9,548,620
Class B Shares	685	57,321
Class C Shares	705,541	959,967
Class I Shares	3,267,817	15,154,007
Dividends reinvested:
Class I Shares	—	54,008
Cost of shares redeemed:
Class A Shares	(4,296,142)	(27,849,252)
Class B Shares	(601,510)	(1,148,902)
Class C Shares	(1,251,603)	(2,585,597)
Class I Shares	(4,386,610)	(50,356,931)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(1,437,009)	(56,166,759)
Total Increase (Decrease) in Net Assets	6,030,775	(33,428,638)
Net Assets ($):
Beginning of Period	58,978,482	92,407,120
End of Period	65,009,257	58,978,482
Undistributed investment income—net	5,571	—

14

	Six Months Ended
	February 29, 2012	Year Ended
	(Unaudited)	August 31, 2011
Capital Share Transactions:
Class Aa
Shares sold	253,494	502,019
Shares redeemed	(224,448)	(1,511,372)
Net Increase (Decrease) in Shares Outstanding	29,046	(1,009,353)
Class Ba
Shares sold	20	3,071
Shares redeemed	(34,142)	(63,501)
Net Increase (Decrease) in Shares Outstanding	(34,122)	(60,430)
Class C
Shares sold	37,593	51,812
Shares redeemed	(69,045)	(147,845)
Net Increase (Decrease) in Shares Outstanding	(31,452)	(96,033)
Class I
Shares sold	168,532	760,264
Shares issued for dividends reinvested	—	2,539
Shares redeemed	(236,818)	(2,501,967)
Net Increase (Decrease) in Shares Outstanding	(68,286)	(1,739,164)

a During the period ended February 29, 2012, 6,813 Class B shares representing $116,543 were automatically converted to 6,310 Class A shares and during the period ended August 31, 2011, 20,076 Class B shares representing $366,375 were automatically converted to 18,687 Class A shares.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 29, 2012			Year Ended August 31,
Class A Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	18.67	15.20	13.62	17.80	20.93	18.57
Investment Operations:
Investment income (loss)—net[a]	.01	(.05)	.04	.09	.06	.05
Net realized and unrealized
gain (loss) on investments	2.59	3.52	1.59	(4.20)	(1.93)	2.85
Total from
Investment Operations	2.60	3.47	1.63	(4.11)	(1.87)	2.90
Distributions:
Dividends from
investment income—net	—	—	(.05)	(.07)	—	—
Dividends from net realized
gain on investments	—	—	—	—	(1.26)	(.54)
Total Distributions	—	—	(.05)	(.07)	(1.26)	(.54)
Net asset value, end of period	21.27	18.67	15.20	13.62	17.80	20.93
Total Return (%)[b]	13.93[c]	22.83	11.97	(23.02)	(9.37)	15.76
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.42[d]	1.43	1.36	1.52	1.22	1.22
Ratio of net expenses
to average net assets	1.42[d]	1.43	1.36	1.51	1.22	1.22
Ratio of net investment income
(loss) to average net assets	.16[d]	(.29)	.27	.74	.32	.26
Portfolio Turnover Rate	43.48[c]	77.12	84.88	102.59	88.40	122.16
Net Assets, end of period
($ x 1,000)	27,866	23,916	34,811	46,780	60,795	106,762

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

16

Six Months Ended
February 29, 2012			Year Ended August 31,
Class B Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	17.31	14.21	12.79	16.77	19.96	17.87
Investment Operations:
Investment (loss)—net[a]	(.06)	(.18)	(.08)	(.01)	(.09)	(.12)
Net realized and unrealized
gain (loss) on investments	2.39	3.28	1.50	(3.97)	(1.84)	2.75
Total from
Investment Operations	2.33	3.10	1.42	(3.98)	(1.93)	2.63
Distributions:
Dividends from net realized
gain on investments	—	—	—	—	(1.26)	(.54)
Net asset value, end of period	19.64	17.31	14.21	12.79	16.77	19.96
Total Return (%)[b]	13.46[c]	21.82	11.10	(23.73)	(10.16)	14.91
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.22[d]	2.20	2.21	2.34	2.07	2.09
Ratio of net expenses
to average net assets	2.22[d]	2.20	2.21	2.34	2.07	2.08
Ratio of net investment (loss)
to average net assets	(.68)[d]	(1.00)	(.58)	(.11)	(.53)	(.62)
Portfolio Turnover Rate	43.48[c]	77.12	84.88	102.59	88.40	122.16
Net Assets, end of period
($ x 1,000)	206	772	1,492	2,113	4,030	5,798

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 29, 2012			Year Ended August 31,
Class C Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	17.40	14.25	12.82	16.78	19.96	17.86
Investment Operations:
Investment income (loss)—net[a]	(.05)	(.17)	(.07)	.00[b]	(.08)	(.11)
Net realized and unrealized
gain (loss) on investments	2.40	3.32	1.50	(3.96)	(1.84)	2.75
Total from
Investment Operations	2.35	3.15	1.43	(3.96)	(1.92)	2.64
Distributions:
Dividends from net realized
gain on investments	—	—	—	—	(1.26)	(.54)
Net asset value, end of period	19.75	17.40	14.25	12.82	16.78	19.96
Total Return (%)[c]	13.45[d]	22.11	11.15	(23.60)	(10.10)	14.91
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.17[e]	2.09	2.11	2.23	2.01	2.01
Ratio of net expenses
to average net assets	2.17[e]	2.09	2.11	2.22	2.00	2.01
Ratio of net investment income
(loss) to average net assets	(.60)[e]	(.95)	(.49)	.01	(.46)	(.55)
Portfolio Turnover Rate	43.48[d]	77.12	84.88	102.59	88.40	122.16
Net Assets, end of period
($ x 1,000)	11,009	10,246	9,764	11,499	22,554	28,984

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

18

Six Months Ended
February 29, 2012			Year Ended August 31,
Class I Shares	(Unaudited)	2011	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value,
beginning of period	18.91	15.39	13.79	18.05	21.18	18.75
Investment Operations:
Investment income (loss)—net[b]	.02	(.02)	.09	.12	.10	.09
Net realized and unrealized
gain (loss) on investments	2.62	3.56	1.61	(4.26)	(1.97)	2.88
Total from
Investment Operations	2.64	3.54	1.70	(4.14)	(1.87)	2.97
Distributions:
Dividends from
investment income—net	—	(.02)	(.10)	(.12)	—	—
Dividends from net realized
gain on investments	—	—	—	—	(1.26)	(.54)
Total Distributions	—	(.02)	(.10)	(.12)	(1.26)	(.54)
Net asset value, end of period	21.55	18.91	15.39	13.79	18.05	21.18
Total Return (%)	13.96[c]	22.97	12.37	(22.78)	(9.25)	15.99
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.40[d]	1.30	1.05	1.18	1.04	1.13
Ratio of net expenses
to average net assets	1.40[d]	1.30	1.05	1.17	1.03	1.07
Ratio of net investment income
(loss) to average net assets	.17[d]	(.12)	.57	1.01	.51	.41
Portfolio Turnover Rate	43.48[c]	77.12	84.88	102.59	88.40	122.16
Net Assets, end of period
($ x 1,000)	25,929	24,045	46,340	46,124	61,738	30,071

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Structured Midcap Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company offering thirteen series, including the fund.The fund’s investment objective is to seek long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 500 million shares of $.001 par value Common Stock.At the end of the reporting period, the fund offered four classes of shares: Class A (200 million shares authorized), Class B (100 million shares authorized), Class C (100 million shares authorized) and Class I (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares were subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically converted to Class A shares after six years.The fund no longer offers Class B shares. Effective March 13, 2012, all outstanding Class B shares were automatically converted to Class A shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

20

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant

22

American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	64,064,959	—	—	64,064,959
Mutual Funds	5,451,397	—	—	5,451,397

†	See Statement of Investments for additional detailed categorizations.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and

24

Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended February 29, 2012, The Bank of New York Mellon earned $6,876 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended February 29, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	8/31/2011	($)	Purchases ($)	Sales ($)	2/29/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	203,000		7,390,191	6,572,159	1,021,032		1.6
Dreyfus
Institutional
Cash
Advantage
Fund	17,823,756		13,129,412	26,522,803	4,430,365		6.8
Total	18,026,756		20,519,603	33,094,962	5,451,397		8.4

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 29, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended August 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $19,027,724 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2011. If not applied, the carryover expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2011 was as follows: ordinary income $55,786. The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

26

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 29, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between Dreyfus and Mellon Capital, the sub-investment advisory fee is payable monthly by Dreyfus, and is based upon the value of the fund’s average daily net assets, computed at the following annual rates:

Average Net Assets
0 up to $100 million	.25%
$100 million up to $1 billion	.20%
$1 billion up to $1.5 billion	.16%
In excess of $1.5 billion	.10%

During the period ended February 29, 2012, the Distributor retained $568 from commissions earned on sales of the fund’s Class A shares and $3,739 and $113 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. During the period ended February 29, 2012, Class B and Class C shares were charged $1,821 and $38,077, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended February 29, 2012, Class A, Class B and Class C shares were charged $29,817, $607 and $12,693, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 29, 2012, the fund was charged $6,704 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period

28

ended February 29, 2012, the fund was charged $836 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $10.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 29, 2012, the fund was charged $17,191 pursuant to the custody agreement.

During the period ended February 29, 2012, the fund was charged $3,209 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $38,375, Rule 12b-1 distribution plan fees $6,769, shareholder services plan fees $7,675, custodian fees $13,791, chief compliance officer fees $1,061 and transfer agency per account fees $3,463.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 29, 2012, amounted to $25,356,794 and $27,706,621, respectively.

At February 29, 2012, accumulated net unrealized appreciation on investments was $4,973,504, consisting of $7,542,045 gross unrealized appreciation and $2,568,541 gross unrealized depreciation.

At February 29, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	29

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Technology Growth Fund

SEMIANNUAL REPORT February 29, 2012

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Technology Growth Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Technology Growth Fund, covering the six-month period from September 1, 2011, through February 29, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. stock markets faltered in the midst of heightened volatility at the start of the reporting period, when investors fled riskier assets due to adverse macroeconomic developments ranging from an unprecedented downgrade of long-term U.S. debt securities to the resurgence of a sovereign debt crisis in Europe.These factors triggered a rally among traditional safe havens, while riskier assets such as stocks suffered. Fortunately, better economic news in October helped to reverse the trend, and equity markets generally rallied over the remainder of the reporting period as fears of a return to recession waned.

Our economic forecast calls for faster U.S. GDP growth in 2012 than in 2011, and we expect the United States to continue to post better economic data than most of the rest of the developed world.An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to offset risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
March 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2011, through February 29, 2012, as provided by Barry K. Mills, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended February 29, 2012, DreyfusTechnology Growth Fund’s Class A shares produced a total return of 16.77%, Class B shares produced 16.04%, Class C shares produced 16.31% and Class I shares produced 16.97%.1 In comparison, the fund’s benchmarks, the Morgan Stanley HighTechnology 35 Index (“MS HighTech 35 Index”) and the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced total returns of 16.59% and 13.30%, respectively, over the same period.2,3

Stocks gained ground broadly amid better-than-expected corporate earnings reports and improving U.S. economic fundamentals. Technology stocks, which suffered early in the reporting period due to various macroeconomic concerns, later outperformed market averages as investors focused on the sector’s attractive growth prospects. The fund’s investments in companies which we consider to be at the vanguard of emerging technological trends enabled its shares to participate fully in the sector’s rise, with returns roughly in line with the MS High Tech 35 Index and outperforming the S&P 500 Index.

The Fund’s Investment Approach

The fund seeks capital appreciation by investing in growth companies of any size that we regard as leading producers or beneficiaries of technological innovation.The fund’s investment process centers on a multi-dimensional approach that looks for opportunities across emerging growth, cyclical or stable growth companies.The fund seeks companies that appear to have strong earnings momentum, positive earnings revisions, favorable growth, product or market cycles and/or favorable valuations.

Improving Sentiment Sparked by Strong Earnings

The reporting period began on a negative note, with stock markets floundering over a number of macroeconomic concerns, including an

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

unprecedented downgrade of one agency’s credit-rating of long-term U.S. government debt, an unresolved sovereign debt crisis in Greece that threatened to spread to other members of the European Union, and uncertainties regarding the strength and sustainability of the U.S. economic recovery.The technology sector also suffered at the time in response to previous earnings disappointments among some large companies, as well as fears that severe monsoon floods in Thailand, where several computer hard drive manufacturers are located, could disrupt the computer parts supply chain.

Fortunately, most of these worries did not materialize. By mid-January 2012, the European Union had taken steps to address the region’s problems, and U.S. economic data showed clear signs of improvement, marked by strong levels of manufacturing activity, rising employment and increasing consumer confidence. These trends broadly bolstered stocks. In the technology sector, computer parts suppliers largely kept pace with rising demand, suffering only mild disruptions as a result of theThai floods. More important, a wide range of technology companies reported unexpectedly good earnings, causing technology stocks to outperform broader market averages for the reporting period overall.

Key Themes Benefited from the Improving Environment

Our emphasis on growth areas within the technology sector, such as cloud computing and virtualization, data storage and management, and wireless mobility, positioned the fund to participate fully in the sector’s climb.Top performers included software services provider Taleo, which was purchased by Oracle at a significant premium to its pre-acquisition stock price. Consumer electronics maker Apple rose sharply due to strong sales across its product portfolio, led by robust demand for the company’s iPad tablets. Networking specialist F5 Networks delivered good first quarter results and provided encouraging guidance for the future based on increasing data center activity and modernization trends. Akamai Technologies, which focuses on optimizing internet traffic, recovered from a dip in demand and benefited from growing Internet use.The fund further enhanced returns by successfully avoiding some of the sector’s notable underperformers, including Research In Motion, Hewlett-Packard and Activision Blizzard.

On the other hand, the fund was hurt by unfortunate timing in its sale of computer hard drive maker Seagate Technology prior to the

4

company’s announcement of strong quarterly earnings in early 2012. We have since added Seagate back into the portfolio. Game maker Electronic Arts declined amid concerns that sales of a new marquee title might not live up to expectations. Relative performance was also mildly dampened by LED lighting manufacturer Cree, which encountered disappointing demand and supply chain constraints and was sold during the reporting period.

Remaining Focused on Positive Trends

While the unresolved troubles in Europe have continued to weigh on investor sentiment as of the reporting period’s end, the fund remained focused on attractive growth prospects in the technology sector rather than on companies that tend to rise and fall with the broader economy. In particular, we have emphasized companies that we believe are poised to benefit from multi-year, secular growth trends, such as the rise of cloud computing and the increasingly broad adoption of mobile devices.Although such companies may be affected over the short term by economic developments, we believe their longer-term prospects remain bright, positioning the fund well for the future.

March 15, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The technology sector has been among the most volatile sectors of the stock market.
Technology companies involve greater risk because their revenue and/or earnings tend to be less predictable and some companies may be experiencing significant losses.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: BLOOMBERG L.P. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley High Technology 35 Index is an
unmanaged, equal dollar-weighted index of 35 stocks from the electronics-based subsectors.The index does not take into account fees and expenses to which the fund is subject. Investors cannot invest directly in any index.
3	SOURCE: LIPPER INC. — Reflects monthly reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The index does not take into account fees and expenses to which the fund is subject. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Technology Growth Fund from September 1, 2011 to February 29, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 29, 2012

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$7.81	$14.83	$12.21	$5.77
Ending value (after expenses)	$1,167.70	$1,160.40	$1,163.10	$1,169.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 29, 2012

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$7.27	$13.80	$11.36	$5.37
Ending value (after expenses)	$1,017.65	$1,011.14	$1,013.58	$1,019.54

† Expenses are equal to the fund’s annualized expense ratio of 1.45% for Class A, 2.76% for Class B, 2.27% for
Class C and 1.07% for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
February 29, 2012 (Unaudited)

Common Stocks—94.7%	Shares	Value ($)
Consumer Discretionary—6.8%
Amazon.com	41,530 [a]	7,462,526
Garmin	124,810 [b]	5,889,784
Priceline.com	10,220 [a]	6,408,144
		19,760,454
Information Technology—87.9%
Akamai Technologies	327,780 [a]	11,800,080
Analog Devices	277,130	10,866,267
Apple	36,458 [a]	19,776,278
Broadcom, Cl. A	375,050 [a]	13,933,107
Citrix Systems	78,580 [a]	5,873,069
Cognizant Technology Solutions, Cl. A	93,487 [a]	6,632,903
Cypress Semiconductor	311,600 [a]	5,375,100
Electronic Arts	357,948 [a]	5,845,291
EMC	347,950 [a]	9,634,735
F5 Networks	67,250 [a]	8,403,560
Fortinet	142,550 [a]	3,855,978
Google, Cl. A	17,168 [a]	10,614,116
Informatica	144,098 [a]	7,083,858
LinkedIn, Cl. A	93,420 [b]	8,115,395
LogMeIn	81,250 [a]	2,994,875
MasterCard, Cl. A	13,530	5,682,600
NetApp	155,890[a]	6,703,270
Oracle	325,016	9,513,218
Paychex	198,770	6,221,501
QUALCOMM	184,740	11,487,133

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Information Technology (continued)
Red Hat	142,840	[a]	7,064,866
Salesforce.com	74,340	[a,b]	10,642,514
SanDisk	231,650	[a]	11,457,409
Seagate Technology	330,840		8,687,858
Skyworks Solutions	431,560	[a]	11,639,173
Teradata	141,060	[a]	9,387,543
Texas Instruments	348,870		11,634,815
VMware, Cl. A	70,740	[a]	6,995,479
Xilinx	149,650		5,526,575
			253,448,566
Total Common Stocks
(cost $212,303,589)			273,209,020

Limited Partnership Interests-.3%
Information Technology
Bluestream Ventures, LPa,d
(cost $2,329,314)			780,929

Other Investment—5.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $16,375,074)	16,375,074	[c]	16,375,074

8

Investment of Cash Collateral
for Securities Loaned—5.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $16,529,324)	16,529,324[c]	16,529,324
Total Investments (cost $247,537,301)	106.4%	306,894,347
Liabilities, Less Cash and Receivables	(6.4%)	(18,530,187)
Net Assets	100.0%	288,364,160

a Non-income producing security.
b Security, or portion thereof, on loan.At February 29, 2012, the value of the fund’s securities on loan was
$16,123,180 and the value of the collateral held by the fund was $16,529,324.
c Investment in affiliated money market mutual fund.
d Securities restricted as to public resale. Investment in restricted securities with aggregate value of $780,929 representing .3% of net assets (see below).

Issuer	Acquisition Date	Cost ($)	Net Assets (%)	Valuation ($)†
Bluestream Ventures, LP	4/30/2004-6/11/2008	2,329,314.3		780,929

† The valuation of these securities has been determined by management under the direction of the Board of Directors.

Portfolio Summary (Unaudited)††
	Value (%)		Value (%)
Information Technology	88.2	Consumer Discretionary	6.8
Money Market Investments	11.4		106.4
†† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2012 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $16,123,180)—Note 1(b):
Unaffiliated issuers			214,632,903	273,989,949
Affiliated issuers			32,904,398	32,904,398
Cash				18,681
Receivable for shares of Common Stock subscribed				173,721
Dividends and securities lending income receivable				166,459
Prepaid expenses				59,422
				307,312,630
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				307,097
Liability for securities on loan—Note 1(b)				16,529,324
Payable for shares of Common Stock redeemed				1,946,090
Accrued expenses				165,959
				18,948,470
Net Assets ($)				288,364,160
Composition of Net Assets ($):
Paid-in capital				317,614,601
Accumulated Investment (loss)—net				(1,159,907)
Accumulated net realized gain (loss) on investments				(87,447,580)
Accumulated net unrealized appreciation
(depreciation) on investments				59,357,046
Net Assets ($)				288,364,160

Net Asset Value Per Share
	Class A	Class B	Class C	Class I
Net Assets ($)	237,984,628	652,501	30,084,037	19,642,994
Shares Outstanding	6,889,762	21,479	976,901	540,628
Net Asset Value Per Share ($)	34.54	30.38	30.80	36.33

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended February 29, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	889,921
Affiliated issuers	2,585
Income from securities lending—Note 1(b)	11,603
Total Income	904,109
Expenses:
Management fee—Note 3(a)	1,018,428
Shareholder servicing costs—Note 3(c)	809,892
Distribution fees—Note 3(b)	108,535
Prospectus and shareholders’ reports	38,350
Registration fees	33,693
Professional fees	31,177
Custodian fees—Note 3(c)	10,987
Directors’ fees and expenses—Note 3(d)	10,862
Loan commitment fees—Note 2	2,320
Total Expenses	2,064,244
Less—reduction in fees due to earnings credits—Note 3(c)	(228)
Net Expenses	2,064,016
Investment (Loss)—Net	(1,159,907)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	6,088,267
Net unrealized appreciation (depreciation) on investments	35,498,144
Net Realized and Unrealized Gain (Loss) on Investments	41,586,411
Net Increase in Net Assets Resulting from Operations	40,426,504
See notes to financial statements.

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2012	Year Ended
	(Unaudited)	August 31, 2011
Operations ($):
Investment (loss)—net	(1,159,907)	(2,884,755)
Net realized gain (loss) on investments	6,088,267	54,452,468
Net unrealized appreciation
(depreciation) on investments	35,498,144	(4,148,147)
Net Increase (Decrease) in Net Assets
Resulting from Operations	40,426,504	47,419,566
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	16,664,889	73,277,053
Class B Shares	16,245	119,693
Class C Shares	610,439	6,194,425
Class I Shares	7,458,211	17,293,125
Cost of shares redeemed:
Class A Shares	(38,436,127)	(134,780,551)
Class B Shares	(436,928)	(1,911,070)
Class C Shares	(2,657,789)	(4,591,033)
Class I Shares	(5,164,058)	(5,485,144)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(21,945,118)	(49,883,502)
Total Increase (Decrease) in Net Assets	18,481,386	(2,463,936)
Net Assets ($):
Beginning of Period	269,882,774	272,346,710
End of Period	288,364,160	269,882,774
Accumulated investment (loss)—net	(1,159,907)	—

12

	Six Months Ended
	February 29, 2012	Year Ended
	(Unaudited)	August 31, 2011
Capital Share Transactions:
Class Aa
Shares sold	492,836	2,332,287
Shares redeemed	(1,243,714)	(4,126,739)
Net Increase (Decrease) in Shares Outstanding	(750,878)	(1,794,452)
Class Ba
Shares sold	394	4,231
Shares redeemed	(16,354)	(66,286)
Net Increase (Decrease) in Shares Outstanding	(15,960)	(62,055)
Class C
Shares sold	15,582	212,946
Shares redeemed	(94,376)	(158,309)
Net Increase (Decrease) in Shares Outstanding	(78,794)	54,637
Class I
Shares sold	222,412	501,403
Shares redeemed	(162,600)	(160,979)
Net Increase (Decrease) in Shares Outstanding	59,812	340,424

a During the period ended February 29, 2012, 7,213 Class B shares representing $191,878 were automatically converted to 6,366 Class A shares and during the period ended August 31, 2011, 32,681 Class B shares representing $945,338 were automatically converted to 29,067 Class A shares.

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 29, 2012			Year Ended August 31,
Class A Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	29.58	25.75	21.63	24.63	27.18	23.03
Investment Operations:
Investment (loss)—net[a]	(.12)	(.25)	(.27)	(.13)	(.15)	(.21)
Net realized and unrealized
gain (loss) on investments	5.08	4.08	4.39	(2.87)	(2.40)	4.36
Total from Investment Operations	4.96	3.83	4.12	(3.00)	(2.55)	4.15
Net asset value, end of period	34.54	29.58	25.75	21.63	24.63	27.18
Total Return (%)[b]	16.77[c]	14.87	19.05	(12.22)	(9.35)	18.02
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.45[d]	1.36	1.51	1.70	1.52	1.46
Ratio of net expenses
to average net assets	1.45[d]	1.36	1.51	1.67	1.44	1.42
Ratio of net investment (loss)
to average net assets	(.79)[d]	(.79)	(1.09)	(.72)	(.59)	(.82)
Portfolio Turnover Rate	44.91[c]	90.28	110.92	122.48	126.37	28.80
Net Assets, end of period
($ x 1,000)	237,985	226,016	242,999	214,170	257,360	366,083

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

14

Six Months Ended
February 29, 2012			Year Ended August 31,
Class B Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	26.18	23.02	19.55	22.57	25.10	21.51
Investment Operations:
Investment (loss)—net[a]	(.28)	(.49)	(.48)	(.33)	(.34)	(.43)
Net realized and unrealized
gain (loss) on investments	4.48	3.65	3.95	(2.69)	(2.19)	4.02
Total from Investment Operations	4.20	3.16	3.47	(3.02)	(2.53)	3.59
Net asset value, end of period	30.38	26.18	23.02	19.55	22.57	25.10
Total Return (%)[b]	16.04[c]	13.73	17.75	(13.38)	(10.08)	16.69
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.76[d]	2.35	2.62	3.03	2.38	2.51
Ratio of net expenses
to average net assets	2.76[d]	2.35	2.62	3.00	2.30	2.47
Ratio of net investment (loss)
to average net assets	(2.10)[d]	(1.78)	(2.25)	(2.03)	(1.46)	(1.91)
Portfolio Turnover Rate	44.91[c]	90.28	110.92	122.48	126.37	28.80
Net Assets, end of period
($ x 1,000)	653	980	2,290	4,024	8,634	18,097

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 29, 2012			Year Ended August 31,
Class C Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	26.48	23.25	19.71	22.69	25.24	21.58
Investment Operations:
Investment (loss)—net[a]	(.22)	(.47)	(.45)	(.29)	(.34)	(.40)
Net realized and unrealized
gain (loss) on investments	4.54	3.70	3.99	(2.69)	(2.21)	4.06
Total from Investment Operations	4.32	3.23	3.54	(2.98)	(2.55)	3.66
Net asset value, end of period	30.80	26.48	23.25	19.71	22.69	25.24
Total Return (%)[b]	16.31[c]	13.89	17.96	(13.13)	(10.10)	16.96
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.27[d]	2.21	2.44	2.76	2.37	2.32
Ratio of net expenses
to average net assets	2.27[d]	2.21	2.43	2.73	2.28	2.28
Ratio of net investment (loss)
to average net assets	(1.60)[d]	(1.63)	(2.03)	(1.78)	(1.43)	(1.69)
Portfolio Turnover Rate	44.91[c]	90.28	110.92	122.48	126.37	28.80
Net Assets, end of period
($ x 1,000)	30,084	27,954	23,274	21,655	29,434	40,090

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

16

Six Months Ended
February 29, 2012			Year Ended August 31,
Class I Shares	(Unaudited)	2011	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value,
beginning of period	31.06	26.94	22.55	25.54	28.08	23.71
Investment Operations:
Investment (loss)—net[b]	(.06)	(.14)	(.20)	(.07)	(.06)	(.11)
Net realized and unrealized
gain (loss) on investments	5.33	4.26	4.59	(2.92)	(2.48)	4.48
Total from Investment Operations	5.27	4.12	4.39	(2.99)	(2.54)	4.37
Net asset value, end of period	36.33	31.06	26.94	22.55	25.54	28.08
Total Return (%)	16.97[c]	15.30	19.47	(11.71)	(9.04)	18.43
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.07[d]	1.01	1.19	1.28	1.24	1.08
Ratio of net expenses
to average net assets	1.07[d]	1.01	1.19	1.24	1.16	1.04
Ratio of net investment (loss)
to average net assets	(.39)[d]	(.42)	(.76)	(.39)	(.22)	(.44)
Portfolio Turnover Rate	44.91[c]	90.28	110.92	122.48	126.37	28.80
Net Assets, end of period
($ x 1,000)	19,643	14,932	3,782	2,350	21,889	5,458

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

DreyfusTechnology Growth Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers thirteen series, including the fund. The fund’s investment objective is to seek capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 500 million shares of $.001 par value Common Stock. At the end of the reporting period, the fund offered four classes of shares: Class A (200 million shares authorized), Class B (100 million shares authorized), Class C (100 million shares authorized) and Class I (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares were subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically converted to Class A shares after six years.The fund no longer offers Class B shares. Effective March 13, 2012, all outstanding Class B shares were automatically converted to Class A shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

18

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic secu-

20

rities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities—
Domestic†	273,209,020	—	—	273,209,020
Limited Partnership
Interests†	—	—	780,929	780,929
Mutual Funds	32,904,398	—	—	32,904,398

†	See Statement of Investments for additional detailed categorizations.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Limited Partnership
Interests ($)
Balance as of 8/31/2011	1,377,689
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(386,055)
Purchases	—
Sales	(210,705)
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 2/29/2012	780,929
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 2/29/2012	(386,055)

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value

22

measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended February 29, 2012,The Bank of New York Mellon earned $3,867 from lending portfolio securities, pursuant to the securities lending agreement.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended February 29, 2012 were as follows:

Affiliated
Investment	Value			Value	Net
Company	8/31/2011 ($)	Purchases ($)	Sales ($)	2/29/2012 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	9,636,000	53,161,264	46,422,190	16,375,074	5.7
Dreyfus
Institutional
Cash
Advantage
Fund	21,812,769	59,613,211	64,896,656	16,529,324	5.7
Total	31,448,769	112,774,475	111,318,846	32,904,398	11.4

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 29, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund rec-

24

ognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended August 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $89,102,131 available for federal income tax purposes subject to annual limitations on the utilization pursuant to Section 382 of the Internal Revenue Code. If not applied, $73,225,503 of the carryover expires in fiscal 2012, $15,159,711 expires in fiscal 2017 and $716,917 expires in fiscal 2018.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 29, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended February 29, 2012, the Distributor retained $3,793 from commissions earned on sales of the fund’s Class A shares and $514 and $195 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. During the period ended February 29, 2012, Class B and Class C shares were charged $2,927 and $105,608, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 29, 2012, Class A, Class B and Class C shares were charged $282,938, $976 and $35,202, respectively, pursuant to the Shareholder Services Plan.

26

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 29, 2012, the fund was charged $144,093 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended February 29, 2012, the fund was charged $18,805 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $228.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 29, 2012, the fund was charged $10,987 pursuant to the custody agreement.

During the period ended February 29, 2012, the fund was charged $3,209 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $169,390, Rule 12b-1 distribution plan fees $18,040, shareholder services plan fees $52,702, custodian fees $10,004, chief compliance officer fees $1,061 and transfer agency per account fees $55,900.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 29, 2012 amounted to $117,427,949 and $142,813,625, respectively.

At February 29, 2012, accumulated net unrealized appreciation on investments was $59,357,046, consisting of $61,509,771 gross unrealized appreciation and $2,152,725 gross unrealized depreciation.

At February 29, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

28

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	04/23/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	04/23/2012

By: /s/ James Windels
James Windels, Treasurer
Date:	04/23/2012

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)